UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07447

Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on
Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—8.7%

U.S. Treasury Bond
3.500%, 2/15/39	$540		$559
4.250%, 5/15/39	115		135
4.250%, 11/15/40	45		53
U.S. Treasury Note
1.375%, 10/15/12	100		101
1.750%, 1/31/14	1,455		1,492
1.875%, 4/30/14	830		856
4.000%, 2/15/15	380		417
2.250%, 3/31/16	500		529
2.375%, 7/31/17	1,750		1,860
3.750%, 11/15/18	658		752
3.625%, 2/15/21	105		119
3.125%, 5/15/21	171		186

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $6,969)			7,059

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.9%

Israel Government AID Bond Series 7-Z 0.000%, 8/15/22	690		505
Rowan Cos., Inc. 4.330%, 5/1/19	214		231

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Identified Cost $648)			736

MORTGAGE-BACKED SECURITIES—13.6%

Agency—8.6%
FHLMC
5.500%, 7/1/35	216		236
6.000%, 12/1/36	161		178
FHLMC REMIC
2513, JE 5.000%, 10/15/17	221		237
2886, BE 4.500%, 11/15/19	260		289
2886, CK 5.000%, 11/15/19	280		317
2835, HB 5.500%, 8/15/24	225		247
3814, B 3.000%, 2/15/26	255		261
FNMA
4.500%, 1/1/20	104		112
7.500%, 11/1/26	—	(4)	—	(4)
7.500%, 3/1/27	3		3
7.500%, 3/1/27	1		1
4.000%, 11/1/31	477		506
5.500%, 12/1/33	79		87

	PAR VALUE	VALUE
Agency—(continued)
5.500%, 1/1/34	$58	$64
5.000%, 7/1/34	188	204
5.000%, 11/1/34	28	31
2.079%, 1/1/35(3)	107	113
6.000%, 3/1/35	45	49
5.500%, 6/1/35	94	103
5.500%, 7/1/35	80	88
5.000%, 9/1/35	167	181
6.500%, 5/1/36	195	220
6.000%, 4/1/40	394	434
5.000%, 6/1/40	280	306
4.000%, 2/1/41	440	465
4.500%, 2/1/41	480	511
TBA 4.000%, 4/1/42(3)(5)	250	262
GNMA
8.000%, 11/15/26	12	14
7.000%, 9/15/31	2	3
5.500%, 7/15/33	85	96
5.000%, 9/15/39	350	389
4.500%, 3/20/41	393	429
GNMA Structured Securities
03-17, AB 4.650%, 7/16/31	111	116
04-108, C 5.039%, 12/16/32(3)	195	214
11-38, AB 2.528%, 6/16/34	223	228

		6,994

Non-Agency—5.0%
Adjustable Rate Mortgage Trust 05-11, 2A42 2.866%, 2/25/36(3)	519	246
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, A4 5.541%, 4/12/38(3)	195	219
06-PW14, A4 5.201%, 12/11/38	165	185
Citigroup-Deutsche Bank Commercial Mortgage Trust 06-CD3, A2 5.560%, 10/15/48	189	190
Countrywide Home Loan Mortgage Pass-Through-Trust 03-J6, 1A1 5.500%, 8/25/33	81	84
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	300	330
GS Mortgage Securities Corp. II 11-GC5, A4 3.707%, 8/10/44	265	275
GSR Mortgage Loan Trust 05-4F, 3A1 6.500%, 4/25/20	141	145

1

Virtus Balanced Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Lehman Brothers—UBS Commercial Mortgage Trust 06-C3, A4 5.661%, 3/15/39(3)	$330	$371
MASTR Adjustable Rate Mortgages Trust 05-8, 3A1 6.000%, 12/25/35(3)	355	241
MASTR Alternative Loans Trust
04-10, 3A1 5.000%, 9/25/19	172	175
04-13, 12A1 5.500%, 12/25/19	84	88
MASTR Asset Securitization Trust
03-7, 4A33 5.250%, 9/25/33	104	109
03-10, 3A1 5.500%, 11/25/33	109	113
Morgan Stanley Capital I 11-C3, A2 3.224%, 7/15/49	275	290
Morgan Stanley Mortgage Loan Trust 06-7, 5A2 5.962%, 6/25/36(3)	274	129
Residential Funding Mortgage Securities II, Inc. 01-HS2, A5 6.920%, 4/25/31(3)	9	9
Residential Funding Securities LLC 03-RM2, AII 5.000%, 5/25/18	101	104
Structured Asset Securities Corp.
03-34A, 6A 2.592%, 11/25/33(3)	84	79
05-2XS, 2A2 1.741%, 2/25/35(3)	59	42
05-15, 4A1 6.000%, 8/25/35	133	115
Washington Mutual Alternative Mortgage Pass-Through Certificates
05-4, CB7 5.500%, 6/25/35	281	247
05-6, 2A7 5.500%, 8/25/35	96	86
Washington Mutual Mortgage Pass-Through Certificates
02-S8, 2A7 5.250%, 1/25/18	57	58
03-S11, A1 5.000%, 11/25/33	172	180

		4,110

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $11,116)		11,104

ASSET-BACKED SECURITIES—2.4%

AEP Texas Central Transition Funding LLC 06-A, A5 5.306%, 7/1/20	150	180
Ally Auto Receivables Trust 11-1, A4 2.230%, 3/15/16	225	232
AmeriCredit Automobile Receivables Trust 11-5, A3 1.550%, 7/8/16	215	217
Bank of America Auto Trust 10-2, A3 1.310%, 7/15/14	179	179

	PAR VALUE	VALUE
CarMax Auto Owner Trust 12-1, A3 0.890%, 9/15/16	$290	$290
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18	250	250
John Deere Owner Trust 12-A, A3 0.750%, 3/15/16	315	315
Mercedes-Benz Auto Receivables Trust 10-1, A3 1.420%, 8/15/14	137	137
Triad Auto Receivables Owner Trust 07-B, A4A 5.430%, 7/14/14	107	109

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,895)		1,909

CORPORATE BONDS AND NOTES—11.2%

Consumer Discretionary—0.8%
Comcast Corp. 5.150%, 3/1/20	130	150
Darden Restaurants, Inc. 4.500%, 10/15/21	100	103
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.000%, 3/1/21	150	162
Time Warner Cable, Inc. 5.000%, 2/1/20	225	248

		663

Consumer Staples—1.1%
Anheuser-Busch InBev Worldwide, Inc. 1.500%, 7/14/14	225	228
Diageo Capital plc 5.200%, 1/30/13	200	208
Kroger Co. (The) 2.200%, 1/15/17	285	290
Proctor & Gamble Co.—Esop Series A 9.360%, 1/1/21	114	150

		876

Energy—0.8%
ConocoPhillips Holding Co. 6.950%, 4/15/29	165	221
Devon Energy Corp. 7.950%, 4/15/32	125	175
Kinder Morgan Energy Partners LP 5.625%, 9/1/41	265	270

		666

Financials—3.9%
American Express Credit Corp. 5.125%, 8/25/14	215	234
Associates Corp. North America 6.950%, 11/1/18	60	68
AvalonBay Communities, Inc. 6.100%, 3/15/20	220	257
Bank of America Corp. 5.000%, 5/13/21	220	220
Boston Properties LP 4.125%, 5/15/21	175	180
Citigroup, Inc. 5.850%, 7/2/13	125	131

2

Virtus Balanced Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A./Utrect 3.875%, 2/8/22	$300	$290
General Electric Capital Corp. 4.875%, 3/4/15	75	82
JPMorgan Chase & Co. 4.500%, 1/24/22	215	224
National Rural Utilities Cooperative Finance Corp. 3.050%, 3/1/16	225	238
PNC Funding Corp. 3.625%, 2/8/15	230	244
Prudential Financial, Inc.
3.000%, 5/12/16	250	258
5.375%, 6/21/20	120	134
Royal Bank of Scotland Group plc (The) 5.000%, 10/1/14	200	198
Travelers Cos., Inc. (The) 5.500%, 12/1/15(6)	325	369

		3,127

Health Care—0.4%
Merck & Co., Inc. 6.500%, 12/1/33	150	201
Unitedhealth Group, Inc. 5.950%, 2/15/41	125	151

		352

Industrials—1.1%
Boeing Co. (The)
3.500%, 2/15/15	175	189
8.750%, 9/15/31	100	149
Caterpillar, Inc. 5.200%, 5/27/41	200	230
CSX Corp. 5.500%, 4/15/41	100	108
Republic Services, Inc. 5.500%, 9/15/19	200	232

		908

Information Technology—0.3%
Hewlett-Packard Co. 2.125%, 9/13/15	240	242

Materials—0.3%
Airgas, Inc. 2.850%, 10/1/13	230	235

Telecommunication Services—1.3%
BellSouth Corp. 6.000%, 11/15/34	235	254
France Telecom S.A. 5.375%, 1/13/42	285	300
Verizon Global Funding Corp. 7.750%, 12/1/30	30	41
Vodafone Group plc 3.375%, 11/24/15(6)	400	428

		1,023

Utilities—1.2%
America Water Capital Corp. 6.593%, 10/15/37	130	151

	PAR VALUE	VALUE
Utilities—(continued)
Consolidated Edison Co. of New York 5.700%, 2/1/34	$50	$57
Dominion Resources, Inc. 5.200%, 8/15/19	200	229
PSEG Power LLC 4.150%, 9/15/21	200	206
Southern Co. (The) 2.375%, 9/15/15	240	248
Virginia Electric & Power Co. Series A 4.750%, 3/1/13	100	104

		995

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $8,457)		9,087

	SHARES	VALUE
PREFERRED STOCK—0.2%

Financials—0.2%
Glacier Bancorp, Inc. 3.97%	8,075	121

Telecommunication Services—0.0%
Telefonica Brasil SA Sponsored ADR 1.45%	1,092	33

TOTAL PREFERRED STOCK (Identified Cost $128)		154

COMMON STOCKS—62.1%

Consumer Discretionary—7.5%
Advance Auto Parts, Inc.	4,300	381
Ann, Inc.	1,468	42
AutoZone, Inc.	200	74
Bed Bath & Beyond, Inc.	3,010	198
Big Lots, Inc.	3,061	132
Body Central Corp.	2,582	75
Buffalo Wild Wings, Inc.(2)	420	38
CBS Corp. Class B	17,217	584
Citi Trends, Inc.	3,822	44
Comcast Corp. Class A	6,750	203
Crocs, Inc.	3,295	69
Dillard’s, Inc. Class A	3,164	199
DIRECTV Class A	10,108	499
DISH Network Corp. Class A	3,655	120
DSW, Inc. Class A	934	51
GameStop Corp. Class A	4,388	96
Garmin Ltd.	4,440	208
Helen of Troy Ltd.	2,895	98
Honda Motor Co., Ltd. Sponsored ADR	1,705	65

3

Virtus Balanced Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Macy’s, Inc.	11,465	$455
Magna International, Inc. Class A	787	38
McDonald’s Corp.	2,545	250
O’Reilly Automotive, Inc.	1,609	147
Pearson plc Sponsored ADR	3,560	67
PetSmart, Inc.	4,304	246
PF Chang’s China Bistro, Inc.	2,370	94
Pinnacle Entertainment, Inc.	11,654	134
priceline.com, Inc.	180	129
Red Robin Gourmet Burgers, Inc.	3,475	129
Sally Beauty Holdings, Inc.	1,443	36
Shuffle Master, Inc.	3,630	64
Sinclair Broadcast Group, Inc. Class A	10,300	114
Time Warner Cable, Inc.	9,113	743
TJX Cos., Inc.	3,340	133
True Religion Apparel, Inc.	1,399	38
Vitamin Shoppe, Inc.	1,175	52
WPP plc Sponsored ADR	1,021	70

		6,115

Consumer Staples—5.1%
Anheuser-Busch Inbev N.V.	600	44
BRF—Brasil Foods SA ADR	3,225	64
Church & Dwight Co., Inc.	2,990	147
Coca-Cola Co. (The)	3,630	269
Colgate-Palmolive Co.	965	94
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	525	25
Costco Wholesale Corp.	2,835	257
Cresud S.A.C.I.F. y A Sponsored ADR	2,415	30
Delhaize Group SA Sponsored ADR	265	14
Diageo plc Sponsored ADR	455	44
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	575	47
Kroger Co. (The)	19,107	463
Luxottica Group SpA. Sponsored ADR	1,150	41
Monster Beverage Corp.	5,470	340
Pantry, Inc., (The)	7,300	95
Philip Morris International, Inc.	8,925	791
Smart Balance, Inc.	7,223	48
Susser Holdings Corp.	4,165	107
Tyson Foods, Inc. Class A	17,852	342
Unilever N.V.—NY Registered Shares	2,710	92
Wal-Mart Stores, Inc.	7,619	466

	SHARES	VALUE
Consumer Staples—(continued)
Walgreen Co.	10,776	$361

		4,181

Energy—6.3%
Barrett (Bill) Corp.	2,540	66
Chevron Corp.	8,141	873
Cobalt International Energy, Inc.	3,405	102
ConocoPhillips	9,921	754
Core Laboratories N.V.	579	76
CVR Energy, Inc.	4,286	115
ENI S.p.A. Sponsored ADR	770	36
Exxon Mobil Corp.	17,476	1,516
Gran Tierra Energy, Inc.	7,595	48
Helix Energy Solutions Group, Inc.	6,915	123
Kodiak Oil & Gas Corp.	4,067	41
Marathon Oil Corp.	2,364	75
National Oilwell Varco, Inc.	2,500	199
Oasis Petroleum, Inc.	1,725	53
Parker Drilling Co.	16,700	100
Precision Drilling Corp.	2,360	24
Repsol YPF SA Sponsored ADR	2,055	51
Royal Dutch Shell plc ADR	1,065	75
Statoil ASA Sponsored ADR	1,935	52
Tesco Corp.	3,830	54
Tesoro Corp.	11,567	310
Total SA Sponsored ADR	1,455	74
Vaalco Energy, Inc.	24,415	231
Valero Energy Corp.	3,425	88

		5,136

Financials—7.6%
ACE Ltd.	565	41
Affiliated Managers Group, Inc.	500	56
Aflac, Inc.	4,175	192
Allianz SE ADR	6,680	79
American Safety Insurance Holdings Ltd.	5,165	97
American Tower Corp.	2,550	161
Ameriprise Financial, Inc.	7,884	450
AMERISAFE, Inc.	4,900	121
Assurant, Inc.	5,533	224
Aviva plc	2,650	28
Banco Santander SA Sponsored ADR	5,857	45
BanColombia SA Sponsored ADR	320	21
Barclays plc Sponsored ADR	1,250	19

4

Virtus Balanced Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Brookfield Asset Management, Inc. Class A	775	$25
Brookfield Office Properties, Inc.	1,423	25
Cardinal Financial Corp.	7,987	90
Columbia Banking System, Inc.	2,966	68
CommonWealth REIT	5,315	99
Digital Realty Trust, Inc.	1,635	121
Discover Financial Services	22,935	765
DuPont Fabros Technology LP	1,845	45
Encore Capital Group, Inc.	3,285	74
Equity Lifestyle Properties, Inc.	1,935	135
EZCcorp, Inc. Class A	2,900	94
Highwoods Properties, Inc.	4,035	134
ING Groep N.V. ADR	4,860	40
IntercontinentalExchange, Inc.	610	84
JPMorgan Chase & Co.	6,293	289
Kemper Corp.	3,230	98
Meadowbrook Insurance Group, Inc.	12,635	118
Mitsubishi UFJ Financial Group, Inc. ADR	11,890	59
Mizuho Financial Group, Inc.	7,810	25
One Liberty Properties, Inc.	7,180	131
ORIX Corp. Sponsored ADR	1,070	52
PrivateBancorp, Inc.	2,907	44
PS Business Parks, Inc.	2,260	148
Reinsurance Group of America, Inc.	5,926	352
Shinhan Financial Group Co., Ltd.	531	41
State Bank Financial Corp.	7,435	130
Summit Hotel Properties, Inc.	4,475	34
SVB Financial Group	4,159	268
SWS Group, Inc.	15,856	91
Symetra Financial Corp.	7,360	85
Travelers Cos., Inc. (The)	2,755	163
Washington Banking Co.	6,595	91
Wells Fargo & Co.	13,328	455
WesBanco, Inc.	4,800	97
Westpac Banking Corp. Sponsored ADR	655	75

		6,179

Health Care—8.6%
Abbott Laboratories	1,570	96
Acorda Therapeutics, Inc.	1,302	35
Aetna, Inc.	5,848	293
Alexion Pharmaceuticals, Inc.	418	39
Align Technology, Inc.	1,700	47
AMAG Pharmaceuticals, Inc.	1,450	23

	SHARES	VALUE
Health Care—(continued)
Amgen, Inc.	8,730	$594
Amsurg Corp.	5,520	154
AstraZeneca plc Sponsored ADR	10,173	453
Auxilium Pharmaceuticals, Inc.	1,975	37
Biogen Idec, Inc.	1,375	173
Celgene Corp.	1,515	117
Centene Corp.	1,300	64
Cepheid, Inc.	915	38
Cerner Corp.	1,945	148
Conceptus, Inc.	2,750	40
CONMED Corp.	1,478	44
Cornerstone Therapeutics, Inc.	9,715	58
Eli Lilly & Co.	12,566	506
Forest Laboratories, Inc.	14,023	486
Gilead Sciences, Inc.	9,858	482
GlaxoSmithKline plc Sponsored ADR	2,203	99
Humana, Inc.	7,873	728
Intuitive Surgical, Inc.	100	54
Luminex Corp.	1,305	30
Magellan Health Services, Inc.	2,045	100
Medicines Co. (The)	6,200	124
Merck & Co., Inc.	2,645	102
Novartis AG ADR	1,535	85
Novo Nordisk A/S Sponsored ADR	459	64
Omnicell, Inc.	3,130	48
Onyx Pharmaceuticals, Inc.	870	33
OraSure Technologies, Inc.	3,635	42
Palomar Medical Technologies, Inc.	3,892	36
Pfizer, Inc.	32,498	736
RTI Biologics, Inc.	6,259	23
Sanofi-Aventis S.A. ADR	1,070	41
Spectranetics Corp.	5,236	54
UnitedHealth Group, Inc.	9,088	536
Vanda Pharmaceuticals, Inc.	5,339	26
ViroPharma, Inc.	1,296	39
WellCare Health Plans, Inc.	1,110	80

		7,007

Industrials—5.6%
AerCap Holdings N.V.	3,105	35
AGCO Corp.	8,833	417
Atlas Air Worldwide Holdings, Inc.(2)	1,900	94
Barrett Business Services, Inc.	5,395	107
Brink’s Co. (The)	4,070	97

5

Virtus Balanced Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Clean Harbors, Inc.	1,570	$106
CNH Global N.V.	1,315	52
Copa Holdings S.A.	260	21
Cummins, Inc.	4,300	516
Fly Leasing Ltd. ADR	3,425	42
FTI Consulting, Inc.	4,425	166
Generac Holdings, Inc.	1,455	36
General Electric Co.	14,265	286
GeoEye, Inc.	4,625	111
Grainger (W.W.), Inc.	337	72
IHS, Inc. Class A	655	61
Insperity, Inc.	2,200	67
Kadant, Inc.	7,070	168
Lockheed Martin Corp.	3,800	341
Lydall, Inc.	4,700	48
Miller Industries, Inc.	4,920	83
Mitsui & Co., Ltd. Sponsored ADR	145	48
NACCO Industries, Inc. Class A	995	116
Orbital Sciences Corp.	3,171	42
RailAmerica, Inc.	3,786	81
Raytheon Co.	3,586	189
Resources Connection, Inc.	4,650	65
Roper Industries, Inc.	760	75
Siemens AG Sponsored ADR	882	89
Stericycle, Inc.	717	60
Swift Transportation Co.	4,872	56
SYKES Enterprises, Inc.	10,114	160
TAM SA Sponsored ADR	895	23
Tennant Co.	1,225	54
Titan International, Inc.	1,631	39
TransDigm Group, Inc.	1,255	145
TrueBlue, Inc.	3,673	66
Verisk Analytics, Inc. Class A	2,060	97
Wabtec Corp.	2,520	190

		4,521

Information Technology—14.3%
Actuate Corp.(2)	4,680	29
Alliance Data Systems Corp.	3,801	479
Apple, Inc.	3,287	1,970
Applied Micro Circuits Corp.	4,200	29
ARM Holdings plc Sponsored ADR	1,550	44
ASM International N.V.	1,175	45
ASML Holding N.V.	1,920	96

	SHARES	VALUE
Information Technology—(continued)
Canon, Inc. Sponsored ADR	460	$22
Check Point Software Technologies Ltd.	3,105	198
Cisco Systems, Inc.	40,690	861
Cognizant Technology Solutions Corp. Class A	2,100	162
Coherent, Inc.	1,100	64
CommVault Systems, Inc.	1,450	72
Constant Contact, Inc.	2,250	67
Datalink Corp.	6,050	58
Dell, Inc.	29,069	483
Electro Scientific Industries, Inc.	2,075	31
Euronet Worldwide, Inc.	5,720	119
F5 Networks, Inc.	1,660	224
Google, Inc. Class A	750	481
Hitachi Ltd. ADR	995	64
IAC/InterActiveCorp.	4,431	218
Intel Corp.	26,304	739
International Business Machines Corp.	3,621	756
Intuit, Inc.	2,010	121
Jabil Circuit, Inc.	8,405	211
Kemet Corp.	10,635	100
KLA-Tencor Corp.	4,190	228
LeCroy Corp.(2)	3,300	34
LTX-Credence Corp.(2)	12,590	91
Microsoft Corp.	35,999	1,161
Mindspeed Technologies, Inc.	7,944	51
MKS Instruments, Inc.	5,000	148
Netgear, Inc.	1,110	42
NetScout Systems, Inc.	2,605	53
NeuStar, Inc. Class A(2)	1,635	61
Newport Corp.	6,800	121
Novellus Systems, Inc.	5,610	280
Oracle Corp.	13,997	408
PC-Tel, Inc.	8,168	54
Pericom Semiconductor Corp.	15,140	122
QUALCOMM, Inc.	3,190	217
Red Hat, Inc.	1,560	93
SAP AG Sponsored ADR	425	30
Sigma Designs, Inc.	6,616	34
SPS Commerce, Inc.	1,848	50
Standard Microsystems Corp.	2,275	59
Symantec Corp.	9,083	170
Synaptics, Inc.	1,066	39
Synopsys, Inc.	1,985	61

6

Virtus Balanced Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,385	$21
TeleCommunication Systems, Inc.	32,110	89
Veeco Instruments, Inc.	1,538	44
Visa, Inc. Class A	992	117
Vocus, Inc.	2,450	32
XO Group, Inc.	3,500	33

		11,686

Materials—4.0%
Agrium, Inc.	272	23
BHP Billiton Ltd. Sponsored ADR	2,775	201
Boise, Inc.	14,650	120
Braskem SA Sponsored ADR	2,768	44
Buckeye Technologies, Inc.	3,729	127
CF Industries Holdings, Inc.	4,083	746
Domtar Corp.	4,406	420
Freeport-McMoRan Copper & Gold, Inc.	16,129	614
LyondellBasell Industries N.V.	7,150	312
Metals U.S.A. Holdings Corp.	3,680	53
Minerals Technologies, Inc.	2,320	152
Monsanto Co.	1,025	82
POSCO ADR	525	44
Rio Tinto plc Sponsored ADR	1,250	69
TPC Group, Inc.	5,245	232
Vale SA	1,275	30

		3,269

Telecommunication Services—1.0%
BCE, Inc.	465	19
BT Group plc Sponsored ADR	2,000	72
Cbeyond, Inc.	4,600	37
Chorus Ltd.	1,187	18
Neutral Tandem, Inc.	8,990	109
Nippon Telegraph & Telephone Corp. ADR	2,495	56
NTT DoCoMo, Inc.	1,015	17
Premiere Global Services, Inc.(2)	4,640	42
Rogers Communications, Inc. Class B	595	24
Telecom Corporation of New Zealand Ltd. Sponsored ADR	5,935	59
Verizon Communications, Inc.	8,812	337

		790

Utilities—2.1%
AES Corp. (The)	37,505	490

	SHARES	VALUE
Utilities—(continued)
American Electric Power Co., Inc.	7,782	$300
Cia de Saneamento Basico do Estado de Sao Paulo	790	61
El Paso Electric Co.	3,900	127
Enersis SA Sponsored ADR	2,042	41
National Grid plc Sponsored ADR	1,309	66
Northwestern Corp.	3,645	129
PNM Resources, Inc.	6,765	124
Portland General Electric Co.	8,976	224
Southwest Gas Corp.	2,808	120
TransAlta Corp.	2,665	50
		1,732

TOTAL COMMON STOCKS (Identified Cost $42,456)		50,616

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $71,669)		80,665

SHORT-TERM INVESTMENTS—2.3%

Money Market Mutual Funds—2.3%
BlackRock Liquidity Funds TempFund Portfolio—Insitutional Shares (seven-day effective yield 0.110%)	1,912,901	1,913

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,913)		1,913

TOTAL INVESTMENTS—101.4% (Identified Cost $73,582)		82,578	(1)

Other assets and liabilities, net—(1.4)%		(1,101)

NET ASSETS—100.0%		$81,477

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
ASA	Allmennaksjeselskap a public limited company (Norway).
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
plc	Public Limited Co.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TBA	To be announced.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(4)	Amounts are less than 500 .
(5)	This security has a delayed delivery settlement date.
(6)	All or a portion segregated as collateral for delayed delivery contracts.

7

Virtus Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
United Kingdom	2
Canada	1
France	1
Israel	1
Netherlands	1
Other	2

Total	100%

†	% of total investments as of March 31, 2012

8

Virtus Balanced Allocation Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$1,909	$—	$1,909
Corporate Bonds And Notes	9,087	—	9,087
Mortgage-Backed Securities	11,104	—	11,104
U.S. Government Agency Obligations	736	—	736
U.S. Government Securities	7,059	—	7,059
Equity Securities:
Common Stocks	50,616	50,616	—
Preferred Stock	154	154	—
Short-Term Investments	1,913	1,913	—

Total Investments	$82,578	$52,683	$29,895

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Core Equity Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.9%

Consumer Discretionary—12.5%
Advance Auto Parts, Inc.	14,800	$1,311
Bed Bath & Beyond, Inc.(2)	10,000	658
Big Lots, Inc.(2)	10,100	435
CBS Corp. Class B	56,750	1,924
Dillard’s, Inc. Class A	10,500	662
DIRECTV Class A(2)	36,450	1,798
GameStop Corp. Class A	15,200	332
Macy’s, Inc.	39,400	1,565
PetSmart, Inc.	13,500	772
Time Warner Cable, Inc.	20,750	1,691

		11,148

Consumer Staples—9.1%
Kroger Co. (The)	64,300	1,558
Philip Morris International, Inc.	30,200	2,676
Tyson Foods, Inc. Class A	59,850	1,146
Wal-Mart Stores, Inc.	25,500	1,561
Walgreen Co.	36,100	1,209

		8,150

Energy—12.2%
Chevron Corp.	27,350	2,933
ConocoPhillips	30,600	2,326
CVR Energy, Inc.	14,500	388
Exxon Mobil Corp.	45,250	3,924
Tesoro Corp.(2)	38,850	1,043
Valero Energy Corp.	11,900	307

		10,921

Financials—9.2%
Ameriprise Financial, Inc.	27,950	1,597
Assurant, Inc.	19,150	775
Discover Financial Services	58,900	1,964
JPMorgan Chase & Co.	19,850	913
Reinsurance Group of America, Inc.	19,350	1,151
Travelers Cos., Inc. (The)	9,250	548
Wells Fargo & Co.	37,100	1,266

		8,214

Health Care—15.5%
Aetna, Inc.	19,600	983
Amgen, Inc.	26,350	1,792
AstraZeneca plc Sponsored ADR	28,030	1,247

	SHARES	VALUE
Health Care—(continued)
Eli Lilly & Co.	41,500	$1,671
Forest Laboratories, Inc.(2)	36,350	1,261
Gilead Sciences, Inc.(2)	17,200	840
Humana, Inc.	16,400	1,517
Pfizer, Inc.	114,450	2,594
UnitedHealth Group, Inc.	31,800	1,874

		13,779

Industrials—5.3%
AGCO Corp.(2)	30,900	1,459
Cummins, Inc.	12,300	1,477
Lockheed Martin Corp.	13,100	1,177
Raytheon Co.	11,850	625

		4,738

Information Technology—21.8%
Alliance Data Systems Corp.(2)	5,900	743
Apple, Inc.(2)	7,450	4,466
Cisco Systems, Inc.	112,600	2,382
Computer Sciences Corp.	750	22
Dell, Inc.(2)	97,200	1,614
Intel Corp.	70,400	1,979
International Business Machines Corp.	12,300	2,566
Jabil Circuit, Inc.	28,000	703
Microsoft Corp.	90,600	2,922
Novellus Systems, Inc.(2)	19,450	971
Oracle Corp.	17,350	506
Symantec Corp.(2)	28,400	531

		19,405

Materials—6.0%
CF Industries Holdings, Inc.	9,300	1,699
Domtar Corp.	14,050	1,340
Freeport-McMoRan Copper & Gold, Inc.	37,972	1,444
LyondellBasell Industries N.V.	18,900	825

		5,308

Telecommunication Services—0.4%
Verizon Communications, Inc.	9,700	371

Utilities—3.9%
AES Corp. (The)(2)	130,750	1,709
American Electric Power Co., Inc.	25,450	982

1

Virtus Core Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Portland General Electric Co.	30,200	$754

		3,445

TOTAL COMMON STOCKS (Identified Cost $71,807)		85,479

TOTAL LONG TERM INVESTMENTS—95.9% (Identified cost $71,807)		85,479

SHORT-TERM INVESTMENTS—4.0%

Money Market Mutual Funds—4.0%
BlackRock Liquidity Funds TempFund Portfolio—Insitutional Shares (seven-day effective yield 0.110%)	3,592,326	3,592

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,592)		3,592

TOTAL INVESTMENTS—99.9% (Identified Cost $75,399)		89,071	(1)
Other assets and liabilities, net—0.1%		92

NET ASSETS—100.0%		$89,163

Abbreviations:

ADR	American Depositary Receipt
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Core Equity Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$85,479	$85,479
Short-Term Investments	3,592	3,592

Total Investments	$89,071	$89,071

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCK—5.0%

Consumer Staples—3.9%
Companhia de Bebidas das Americas ADR, 2.47% (Brazil)	3,564,207		$147,273

Utilities—1.1%
AES Tiete S.A., 10.44% (Brazil)	1,523,422		23,117
Companhia Energetica de Minas Gerais 5.35% (Brazil)	712,200		16,944

			40,061

TOTAL PREFERRED STOCK (Identified Cost $143,540)			187,334

COMMON STOCKS—90.1%

Consumer Discretionary—5.9%
Genting Bhd (Malaysia)	6,542,500		23,150
Genting Malaysia Bhd (Malaysia)	42,236,200		54,045
Kangwon Land, Inc. (South Korea)	1,127,990		25,038
Peace Mark Holdings Ltd. (Hong Kong)(2)(3)(4)	464,100		0
Sands China Ltd. (Hong Kong)	14,229,141		55,611
Wynn Macau Ltd. (Hong Kong)(2)	21,160,722		61,856

			219,700

Consumer Staples—37.1%
British American Tobacco Bhd (Malaysia)	1,006,400		18,600
British American Tobacco plc (United Kingdom)	3,774,996	(5)	190,448
British American Tobacco plc (United Kingdom)	297,248	(6)	14,979
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,279,499		13,592
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)	226,934		24,035
Colgate Palmolive India Ltd. (India)	1,107,999		24,321
Dairy Farm International Holdings Ltd. (Hong Kong)	1,876,851		19,594
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	1,261,220		103,761
GlaxoSmithKline Consumer Healthcare Ltd. (India)	131,263		7,140
Gudang Garam tbk PT (Indonesia)	5,986,667		36,042
Guinness Anchor Bhd (Malaysia)	1,811,893		7,736
Hindustan Unilever Ltd. (India)	8,087,231		65,093
ITC Ltd. (India)	36,637,191		163,176
LG Household & Health Care Ltd. (South Korea)	103,743		54,479
Nestle India Ltd. (India)	531,006		48,265
Nestle Malaysia Bhd (Malaysia)	382,805		$6,998
Orion Corp. (South Korea)	23,466		16,485

SABMiller plc (South Africa)	4,493,752	179,996
Shoprite Holdings Ltd. (South Africa)	2,778,757	49,736
Souza Cruz S.A. (Brazil)	7,269,577	110,709
Tiger Brands Ltd. (South Africa)	924,703	32,448
Tsingtao Brewery Co., Ltd. (China)	9,630,380	52,024
Unilever Indonesia Tbk PT (Indonesia)	14,084,037	30,805
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	36,996,182	124,142

		1,394,604

Energy—2.0%
Ecopetrol S.A. (Colombia)	23,731,100	72,778

Financials—19.3%
Banco Santander Chile ADR (Chile)	479,752	41,302
Bangkok Bank plc (Thailand)	4,544,100	28,575
Bank Rakyat Persero tbk PT (Indonesia)	26,589,422	20,210
BM&F Bovespa S.A. (Brazil)	4,354,801	26,695
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	667,800	7,167
CETIP SA—Balcao Organizado de Ativos e Derivativos (Brazil)	1,936,309	32,034
Housing Development Finance Corp. (India)	13,120,714	173,406
Housing Development Finance Corp. Bank Ltd. (India)	9,338,285	95,289
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,295,211	78,267
Kotak Mahindra Bank Ltd. (India)	4,383,400	46,923
Public Bank Bhd (Malaysia)	11,473,500	51,085
Redecard S.A. (Brazil)	4,380,940	85,077
Remgro Ltd. (South Africa)	2,239,758	38,935

		724,965

Health Care—2.0%
Cipla Ltd. (India)	4,524,900	27,099
Sun Pharmaceutical Industries Ltd. (India)(2)	4,368,610	48,874

		75,973

Industrials—1.2%
CCR S.A. (Brazil)	3,666,494	29,666
SM Investments Corp. (Philippines)	1,043,790	16,045

		45,711

Information Technology—8.1%
Baidu, Inc. ADR (China)(2)	883,501	$128,788
Cielo S.A. (Brazil)	2,473,164	83,471
Tata Consultancy Services Ltd. (India)	2,904,600	66,638
Totvs S.A. Com NPV (Brazil)	1,393,955	25,612

		304,509

1

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Materials—5.1%
Asian Paints Ltd. (India)	695,504	44,260
Compania de Minas Buenaventura S.A. ADR (Peru)	1,152,112	46,442
Industrias Penoles S.A.B de C.V. (Mexico)	1,589,192	77,119
Semen Gresik (Persero) tbk PT (Indonesia)	17,916,898	24,003

		191,824

Telecommunication Services—2.7%
China Mobile Ltd. (China)	5,982,394	65,829
Vodacom Group Ltd. (South Africa)	2,535,800	35,751

		101,580

Utilities—6.7%
Companhia Energetica de Minas Gerais S.A. ADR (Brazil)	4,314,694	102,604
CPFL Energia S.A. (Brazil)	1,381,744	20,755
CPFL Energia S.A. ADR (Brazil)	1,154,721	34,930
Power Assets Holdings Ltd. (Hong Kong)	12,664,797	92,961

		251,250

TOTAL COMMON STOCKS (Identified Cost $3,004,268)		3,382,894

TOTAL LONG TERM INVESTMENTS—95.1% (Identified cost $3,147,808)		3,570,228

SHORT-TERM INVESTMENTS—4.0%

Money Market Mutual Funds—4.0%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.050%)	151,898,356	151,898

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $151,898)		151,898

TOTAL INVESTMENTS—99.1% (Identified Cost $3,299,706)		3,722,126	(1)
Other assets and liabilities, net—0.9%		34,074

NET ASSETS—100.0%		$3,756,200

Abbreviations:

ADR	American Depositary Receipt
Bhd	private company (Malaysia)
plc	Public Limited Co.
SAB de CV	A variable capital company.
tbk	PT Perseroan Terbuka. Limited liability company (Indonesia)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Shares traded on Johannesburg exchange
(6)	Shares traded on London Exchange.

2

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
India	24%
Brazil	20
Mexico	9
South Africa	9
China	7
Hong Kong	6
United Kingdom	6
Other	19

Total	100%

†	% of total investments as of March 31, 2012

3

Virtus Emerging Markets Opportunities Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$3,382,894	$3,382,894	$0	*
Preferred Stock	187,334	187,334	—
Short-Term Investments	151,898	151,898	—

Total Investments	$3,722,126	$3,722,126	$0	*

There are no Level 2 (significant observable inputs ) priced securities.

*	Level 3 Common Stock Valued at zero at the beginning and end of period

Virtus Value Equity Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.0%

Consumer Discretionary—9.9%
Advance Auto Parts, Inc.	28,700	$2,542
Bed Bath & Beyond, Inc.(2)	13,000	855
CBS Corp. Class B	75,800	2,570
Dillard’s, Inc. Class A	16,400	1,034
DISH Network Corp. Class A(2)	42,650	1,405
GameStop Corp. Class A	51,550	1,126
Macy’s, Inc.	76,650	3,045
Time Warner Cable, Inc.	15,400	1,255
Viacom, Inc. Class B	11,000	522

		14,354

Consumer Staples—5.5%
Kroger Co. (The)	102,300	2,479
Procter & Gamble Co. (The)	8,600	578
Tyson Foods, Inc. Class A	132,950	2,546
Wal-Mart Stores, Inc.	31,900	1,952
Walgreen Co.	10,650	357

		7,912

Energy—13.4%
Chevron Corp.	58,100	6,231
ConocoPhillips	59,860	4,550
CVR Energy, Inc.	22,600	604
Exxon Mobil Corp.	39,200	3,400
Tesoro Corp.(2)	87,300	2,343
Valero Energy Corp.	91,650	2,362

		19,490

Financials—23.3%
ACE Ltd.	13,450	984
American Financial Group, Inc.	69,700	2,689
Ameriprise Financial, Inc.	49,250	2,814
Assurant, Inc.	63,900	2,588
Bank of America Corp.	147,100	1,408
Discover Financial Services	89,600	2,987
JPMorgan Chase & Co.	70,350	3,235
Moody’s Corp.	12,800	539
PNC Financial Services Group, Inc.	39,550	2,551
Prudential Financial, Inc.	16,100	1,020
Reinsurance Group of America, Inc.	44,600	2,652
Senior Housing Properties Trust	26,700	589
Travelers Cos., Inc. (The)	26,600	1,575
U.S. Bancorp	56,100	1,777

	SHARES	VALUE
Financials—(continued)
Unum Group	76,250	$1,867
Wells Fargo & Co.	131,650	4,494

		33,769

Health Care—17.3%
Aetna, Inc.	25,100	1,259
Amgen, Inc.	50,050	3,403
AstraZeneca plc Sponsored ADR	25,350	1,128
Eli Lilly & Co.	70,250	2,829
Forest Laboratories, Inc.(2)	75,250	2,610
Gilead Sciences, Inc.(2)	22,750	1,111
Humana, Inc.	29,400	2,719
Pfizer, Inc.	274,250	6,215
UnitedHealth Group, Inc.	64,950	3,828

		25,102

Industrials—4.1%
AGCO Corp.(2)	45,450	2,146
Cummins, Inc.	4,100	492
General Electric Co.	116,750	2,343
Raytheon Co.	19,700	1,040

		6,021

Information Technology—12.0%
Apple, Inc.(2)	2,500	1,499
ASML Holding N.V.	32,100	1,609
Cisco Systems, Inc.	236,300	4,998
Dell, Inc.(2)	104,600	1,736
Intel Corp.	72,450	2,037
Microsoft Corp.	22,000	709
Novellus Systems, Inc.(2)	38,200	1,907
Western Digital Corp.(2)	70,900	2,934

		17,429

Materials—6.4%
CF Industries Holdings, Inc.	17,000	3,105
Domtar Corp.	15,600	1,488
Freeport-McMoRan Copper & Gold, Inc.	49,350	1,877
LyondellBasell Industries N.V.	65,600	2,864

		9,334

Telecommunication Services—1.4%
AT&T, Inc.	31,287	977
Verizon Communications, Inc.	26,050	996

		1,973

1

Virtus Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—5.7%
AES Corp. (The)(2)	183,000	$2,392
Ameren Corp.	23,900	779
American Electric Power Co., Inc.	58,700	2,265
CMS Energy Corp.	30,800	677
Portland General Electric Co.	87,600	2,188

		8,301

TOTAL COMMON STOCKS (Identified Cost $123,643)		143,685

TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $123,643)		143,685

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
BlackRock Liquidity Funds TempFund Portfolio—Insitutional Shares (seven-day effective yield 0.110%)	1,456,256	1,456

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,456)		1,456

TOTAL INVESTMENTS—100.0% (Identified Cost $125,099)		145,141	(1)
Other assets and liabilities, net—0.0%		(36)

NET ASSETS—100.0%		$145,105

Abbreviations:

ADR	American Depositary Receipt
N.V.	Naamloze Vennootschap a public limited liability company (Netherlands).
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Value Equity Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Netherlands	3
Canada	1
Switzerland	1
United Kingdom	1

Total	100%

† % of total investments as of March 31, 2012

3

Virtus Value Equity Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$143,685	$143,685
Short-Term Investments	1,456	1,456

Total Investments	$145,141	$145,141

There are no Level 2 (significant observable inputs ) or Level 3 (significant unobservable inputs) priced securities.

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—95.7%

Consumer Discretionary—24.2%
Affinion Group, Inc. 7.875%, 12/15/18	$163	$149
AMC Networks, Inc. 144A 7.750%, 7/15/21(2)	133	149
American Reprographics Co. 10.500%, 12/15/16	124	123
Asbury Automotive Group, Inc. 8.375%, 11/15/20	265	287
AutoNation, Inc. 6.750%, 4/15/18	55	60
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.250%, 1/15/19	124	130
Block Communications, Inc. 144A 7.250%, 2/1/20(2)	131	134
Brunswick Corp. 7.375%, 9/1/23	220	217
Cablevision Systems Corp. 8.000%, 4/15/20	25	27
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19	165	176
7.375%, 6/1/20	28	31
6.625%, 1/31/22	177	185
Central Garden & Pet Co. 8.250%, 3/1/18	386	400
Chrysler Group LLC / Chrysler Group, Inc. 8.000%, 6/15/19	240	242
Cinemark USA, Inc.
8.625%, 6/15/19	315	351
7.375%, 6/15/21	53	57
Clear Channel Worldwide Holdings, Inc.
144A 7.625%, 3/15/20(2)	14	14
144A 7.625%, 3/15/20(2)	100	98
CSC Holdings LLC 8.625%, 2/15/19	220	254
Dana Holding Corp. 6.750%, 2/15/21	52	56
Dillard’s, Inc.
6.625%, 1/15/18	310	319
7.130%, 8/1/18	90	95
DineEquity, Inc. 9.500%, 10/30/18	184	202
Dish DBS Corp.
7.875%, 9/1/19	116	134
6.750%, 6/1/21	160	173
Donnelley (R.R.) & Sons Co.
7.250%, 5/15/18	31	30
7.625%, 6/15/20	271	262
Education Management LLC / Education Management Finance Corp. 8.750%, 6/1/14	49	47
Exide Technologies 8.625%, 2/1/18	90	76
Gannett Co., Inc.
9.375%, 11/15/17	250	283

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
7.125%, 9/1/18	$47	$50
Goodyear Tire & Rubber Co. (The)
8.250%, 8/15/20	73	78
7.000%, 5/15/22	58	57
Great Canadian Gaming Corp. 144A 7.250%, 2/15/15(2)	125	128
Hanesbrands, Inc.
8.000%, 12/15/16	1	1
6.375%, 12/15/20	177	183
Hertz Corp. (The)
7.500%, 10/15/18	36	38
6.750%, 4/15/19	23	24
144A 6.750%, 4/15/19(2)	7	7
7.375%, 1/15/21	197	211
Jaguar Land Rover plc
144A 7.750%, 5/15/18(2)	141	145
144A 8.125%, 5/15/21(2)	193	199
Jarden Corp.
7.500%, 5/1/17	215	238
7.500%, 1/15/20	100	109
KB Home 8.000%, 3/15/20	148	147
Lear Corp. 7.875%, 3/15/18	175	192
Live Nation Entertainment, Inc. 144A 8.125%, 5/15/18(2)	250	267
Longview Fibre Paper & Packaging, Inc. 144A 8.000%, 6/1/16(2)	138	141
Marina District Finance Co., Inc.
9.500%, 10/15/15	328	301
9.875%, 8/15/18	36	32
Meritage Homes Corp. 7.150%, 4/15/20	144	149
Meritor, Inc. 8.125%, 9/15/15	251	266
MGM Resorts International
144A 8.625%, 2/1/19(2)	156	168
9.000%, 3/15/20	250	279
7.750%, 3/15/22	29	30
Mobile Mini, Inc. 6.875%, 5/1/15	250	254
National Cinemedia LLC 7.875%, 7/15/21	208	223
Netflix, Inc. 8.500%, 11/15/17	64	70
Penn National Gaming, Inc. 8.750%, 8/15/19	300	338
Penske Automotive Group, Inc. 7.750%, 12/15/16	250	261
Perry Ellis International, Inc. 7.875%, 4/1/19	293	293
PHH Corp. 9.250%, 3/1/16	200	204

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(2)	$223		$223
Quiksilver, Inc. 6.875%, 4/15/15	325		328
RadioShack Corp. 6.750%, 5/15/19	219		176
Regal Cinemas Corp. 8.625%, 7/15/19	196		215
Regal Entertainment Group 9.125%, 8/15/18	173		190
Rent-A-Center, Inc. 6.625%, 11/15/20	32		33
Sally Holdings LLC/Sally Capital, Inc. 144A 6.875%, 11/15/19(2)	28		30
Sears Holdings Corp. 6.625%, 10/15/18	369		330
Service Corp. International 8.000%, 11/15/21	140		162
Sirius XM Radio, Inc. 144A 8.750%, 4/1/15(2)	350		399
Speedway Motorsports, Inc. 6.750%, 2/1/19	90		94
Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc. 10.750%, 8/1/16	44		48
TRW Automotive, Inc. 144A 8.875%, 12/1/17(2)	330		366
United Artists Theatre Circuit, Inc.
Series BE-9 9.300%, 7/1/15(3)(4)	3		3
Series BD-1 9.300%, 7/1/15(3)(4)	81		81
Series 95-A 9.300%, 7/1/15(3)(4)	88		88
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/1/17(2)	390		423
Vail Resorts, Inc. 6.500%, 5/1/19	59		62
Valassis Communication, Inc. 6.625%, 2/1/21	119		123
Visteon Corp. 6.750%, 4/15/19	280		286
Wendy’s Co (The) 10.000%, 7/15/16	250		274
WESCO Distribution, Inc. 7.500%, 10/15/17	245		251
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.875%, 11/1/17	225		246
7.750%, 8/15/20	31		34
XM Satellite Radio, Inc. 144A 7.625%, 11/1/18(2)	32		35

			14,344

Consumer Staples—7.9%
Ingles Markets, Inc. 8.875%, 5/15/17	153		166
Alere, Inc. 9.000%, 5/15/16	408		427
Alliance One International, Inc. 10.000%, 7/15/16	135		136
American Greetings Corp. 7.375%, 12/1/21	256		264
B&G Foods, Inc. 7.625%, 1/15/18	140		151
Campofrio Food Group SA 144A 8.250%, 10/31/16(2)	250	EUR	346

	PAR VALUE	VALUE
Consumer Staples—(continued)
CEDC Finance Corp. International, Inc. 144A 9.125%, 12/1/16(2)	$100	$76
Cott Beverages, Inc.
8.375%, 11/15/17	160	174
8.125%, 9/1/18	18	20
Darling International, Inc. 8.500%, 12/15/18	156	175
Dean Foods Co. 7.000%, 6/1/16	399	412
Del Monte Corp. 7.625%, 2/15/19	196	196
Elizabeth Arden, Inc. 7.375%, 3/15/21	195	213
JBS USA LLC / JBS USA Finance, Inc. 144A 8.250%, 2/1/20(2)	40	41
JBS USA LLC /JBS USA Finance, Inc.
11.625%, 5/1/14	35	41
144A 7.250%, 6/1/21(2)	202	196
Prestige Brands, Inc. 8.250%, 4/1/18	250	274
Revlon Consumer Products Corp. 9.750%, 11/15/15	295	319
Smithfield Foods, Inc.
10.000%, 7/15/14	50	59
7.750%, 7/1/17	365	414
Spectrum Brands, Inc. 144A 6.750%, 3/15/20(2)	223	226
Vector Group Ltd. 11.000%, 8/15/15	366	386

		4,712

Energy—16.7%
Alpha Natural Resources, Inc. 6.000%, 6/1/19	115	105
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 8.750%, 6/15/18	95	102
Barrett (Bill) Corp.
9.875%, 7/15/16	216	239
7.000%, 10/15/22	20	19
Berry Petroleum Co. 10.250%, 6/1/14	168	195
BreitBurn Energy Partners LP / BreitBurn Finance Corp. 8.625%, 10/15/20	263	281
Bristow Group, Inc. 7.500%, 9/15/17	120	126
Calfrac Holdings LP 144A 7.500%, 12/1/20(2)	198	200
Calumet Specialty Products Partners LP / Calumet Finance Corp. 9.375%, 5/1/19	340	355
Chesapeake Energy Corp.
7.250%, 12/15/18	250	268
6.775%, 3/15/19	138	137
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 144A 6.625%, 11/15/19(2)	129	129

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Cimarex Energy Co. 5.875%, 5/1/22	$35		$36
Compagnie Generale de Geophysique-Veritas 9.500%, 5/15/16	475		525
Comstock Resources, Inc. 8.375%, 10/15/17	345		337
Concho Resources, Inc.
8.625%, 10/1/17	250		275
7.000%, 1/15/21	17		18
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	349		369
Crosstex Energy LP / Crosstex Energy Finance Corp. 8.875%, 2/15/18	160		171
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	99		108
7.750%, 6/15/19	126		130
EV Energy Partners LP/EV Energy Finance Corp. 8.000%, 4/15/19	217		223
EXCO Resources, Inc. 7.500%, 9/15/18	150		134
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625%, 6/15/20	98		89
Frontier Oil Corp. 6.875%, 11/15/18	65		68
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 12/15/18	259		265
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(2)	156		157
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(2)	171		179
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(2)	37		37
Holly Energy Partners LP / Holly Energy Finance Corp. 8.250%, 3/15/18	70		75
HollyFrontier Corp. 9.875%, 6/15/17	350		392
Inergy LP / Inergy Finance Corp. 7.000%, 10/1/18	121		119
Key Energy Services, Inc. 6.750%, 3/1/21	142		147
Kodiak Oil & Gas Corp 144A 8.125%, 12/1/19(2)	175		185
Linn Energy LLC / Linn Energy Finance Corp.
8.625%, 4/15/20	215		233
7.750%, 2/1/21	50		52
Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.875%, 4/1/18	275		285
New World Resources NV 144A 7.875%, 5/1/18(2)	250	EUR	338
Oasis Petroleum, Inc. 7.250%, 2/1/19	164		173
Parker Drilling Co. 9.125%, 4/1/18	250		266
Peabody Energy Corp. 144A 6.250%, 11/15/21(2)	84		83

	PAR VALUE	VALUE
Energy—(continued)
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. 8.250%, 4/15/18	$353	$364
Petroleum Geo-Services ASA 144A 7.375%, 12/15/18(2)	200	209
Pioneer Drilling Co.
9.875%, 3/15/18	193	206
144A 9.875%, 3/15/18(2)	28	30
Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/21	31	33
Rosetta Resources, Inc. 9.500%, 4/15/18	250	276
SESI LLC
6.375%, 5/1/19	32	34
144A 7.125%, 12/15/21(2)	83	90
Stone Energy Corp. 8.625%, 2/1/17	98	103
Swift Energy Co.
8.875%, 1/15/20	250	274
144A 7.875%, 3/1/22(2)	94	97
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 7.875%, 10/15/18	86	92
Tesoro Corp. 9.750%, 6/1/19	125	143
Trinidad Drilling Ltd. 144A 7.875%, 1/15/19(2)	115	123
Unit Corp. 6.625%, 5/15/21	76	78
W&T Offshore, Inc. 8.500%, 6/15/19	106	113

		9,890

Financials—4.1%
Ally Financial, Inc. 0.000%, 6/15/15	590	482
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A 8.250%, 1/15/19(2)	18	19
Cardtronics, Inc. 8.250%, 9/1/18	118	130
CIT Group, Inc. 5.250%, 3/15/18	34	35
Fidelity National Information Services, Inc. 7.625%, 7/15/17	61	67
Ford Motor Credit Co. LLC 8.125%, 1/15/20	265	321
General Motors Financial Co., Inc. 6.750%, 6/1/18	43	46
International Lease Finance Corp.
8.750%, 3/15/17	370	413
5.875%, 4/1/19	31	30
8.250%, 12/15/20	51	56
MPT Operating Partnership LP/ MPT Finance Corp. 6.875%, 5/1/21	127	133
National Money Mart Co. 10.375%, 12/15/16	253	281

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Richard Ellis (CB) Services, Inc. 6.625%, 10/15/20	$31	$33
Senior Housing Properties Trust 6.750%, 12/15/21	143	152
United Rentals Financing Escrow Corp.
144A 7.375%, 5/15/20(2)	7	7
144A 7.625%, 4/15/22(2)	55	57
Wind Acquisition Finance S.A. 144A 7.250%, 2/15/18(2)	165	156

		2,418

Health Care—10.4%
AMERIGROUP Corp. 7.500%, 11/15/19	195	215
Biomet, Inc. 11.625%, 10/15/17	130	141
BioScrip, Inc. 10.250%, 10/1/15	250	272
Community Health Systems LP / Community Health Systems, Inc. 144A 8.000%, 11/15/19(2)	221	230
Davita, Inc.
6.375%, 11/1/18	47	49
6.625%, 11/1/20	47	49
Elan Finance plc / Elan Finance Corp. 8.750%, 10/15/16	309	342
Endo Pharmaceuticals Holdings, Inc.
7.000%, 7/15/19	15	16
7.000%, 12/15/20	197	212
7.250%, 1/15/22	28	30
Gentiva Health Services, Inc. 11.500%, 9/1/18	147	138
Grifols, Inc. 8.250%, 2/1/18	261	284
Hanger Orthopedic Group, Inc. 7.125%, 11/15/18	236	248
HCA, Inc.
6.500%, 2/15/20	87	92
7.500%, 2/15/22	116	124
Health Management Associates, Inc. 144A 7.375%, 1/15/20(2)	189	194
Healthsouth Corp. 8.125%, 2/15/20	375	412
Kindred Healthcare, Inc. 8.250%, 6/1/19	199	174
MedAssets, Inc. 8.000%, 11/15/18	211	223
Mylan, Inc. 144A 7.875%, 7/15/20(2)	175	196
NBTY, Inc. 9.000%, 10/1/18	189	209
Patheon, Inc. 144A 8.625%, 4/15/17(2)	250	216
Physio-Control International, Inc. 144A 9.875%, 1/15/19(2)	261	275
Prestige Brands, Inc. 144A 8.125%, 2/1/20(2)	136	148
Select Medical Corp. 7.625%, 2/1/15	295	293
STHI Holding Corp. 144A 8.000%, 3/15/18(2)	268	285

	PAR VALUE	VALUE
Health Care—(continued)
Teleflex, Inc. 6.875%, 6/1/19	$62	$67
Tenet Healthcare Corp. 8.000%, 8/1/20	272	282
Valeant Pharmaceuticals International, Inc.
144A 6.500%, 7/15/16(2)	66	67
144A 6.750%, 10/1/17(2)	16	16
144A 6.875%, 12/1/18(2)	160	162
144A 7.000%, 10/1/20(2)	16	16
144A 7.250%, 7/15/22(2)	85	85
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.750%, 9/15/18	361	378

		6,140

Industrials—12.5%
AAR Corp. 144A 7.250%, 1/15/22(2)	153	156
Abengoa Finance SAU 144A 8.875%, 11/1/17(2)	250	250
Advanced Micro Devices, Inc.
8.125%, 12/15/17	325	359
7.750%, 8/1/20	17	19
Aircastle Ltd.
144A 9.750%, 8/1/18(2)	36	40
9.750%, 8/1/18	192	215
Alliant Techsystems, Inc. 6.875%, 9/15/20	17	18
Altra Holdings, Inc. 8.125%, 12/1/16	240	259
AMGH Merger Sub, Inc. 144A 9.250%, 11/1/18(2)	121	126
Ashtead Capital, Inc. 144A 9.000%, 8/15/16(2)	108	113
Associated Materials LLC 9.125%, 11/1/17	105	103
Belden, Inc. 9.250%, 6/15/19	226	250
Boart Longyear Management Property Ltd. 144A 7.000%, 4/1/21(2)	66	69
Clearwater Paper Corp. 7.125%, 11/1/18	83	88
Continental Airlines, Inc. 144A 6.750%, 9/15/15(2)	74	75
Deluxe Corp. 7.000%, 3/15/19	342	356
Dycom Investments, Inc. 7.125%, 1/15/21	149	153
DynCorp International, Inc. 10.375%, 7/1/17	167	146
Geo Group, Inc. (The)
7.750%, 10/15/17	350	380
6.625%, 2/15/21	31	33
Gibraltar Industries, Inc. Series B 8.000%, 12/1/15	375	386
Great Lakes Dredge & Dock Corp. 7.375%, 2/1/19	100	103
H&E Equipment Services, Inc. 8.375%, 7/15/16	250	259
Interface, Inc. 7.625%, 12/1/18	6	6
Interline Brands, Inc. 7.000%, 11/15/18	111	118
Iron Mountain, Inc.

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
7.750%, 10/1/19	$27	$30
8.375%, 8/15/21	311	340
MasTec, Inc. 7.625%, 2/1/17	250	261
Mobile Mini, Inc. 7.875%, 12/1/20	33	35
Monitronics International, Inc. 144A 9.125%, 4/1/20(2)	292	297
Moog, Inc. 7.250%, 6/15/18	110	118
Oshkosh Corp.
8.250%, 3/1/17	175	191
8.500%, 3/1/20	130	142
PHI, Inc. 8.625%, 10/15/18	125	129
RSC Equipment Rental, Inc. / RSC Holdings III LLC 8.250%, 2/1/21	218	233
Ryland Group, Inc. (The)
8.400%, 5/15/17	28	31
6.625%, 5/1/20	63	64
SPX Corp. 6.875%, 9/1/17	66	73
Titan International, Inc. 7.875%, 10/1/17	117	125
Tomkins LLC / Tomkins, Inc. 9.000%, 10/1/18	214	238
Transdigm, Inc. 7.750%, 12/15/18	212	231
Triumph Group, Inc. 8.000%, 11/15/17	240	263
Tutor Perini Corp. 7.625%, 11/1/18	250	254
United Rentals North America, Inc. 8.375%, 9/15/20	250	260

		7,395

Information Technology—3.2%
CoreLogic, Inc. 144A 7.250%, 6/1/21(2)	268	277
Earthlink, Inc. 8.875%, 5/15/19	197	192
Equinix, Inc.
8.125%, 3/1/18	225	249
7.000%, 7/15/21	46	50
Interactive Data Corp. 10.250%, 8/1/18	221	251
Seagate HDD 7.750%, 12/15/18	50	55
Seagate Technology LLC 144A 7.000%, 11/1/21(2)	92	99
SunGard Data Systems, Inc. 7.375%, 11/15/18	252	269
Viasat, Inc.
8.875%, 9/15/16	379	413
144A 6.875%, 6/15/20(2)	28	29

		1,884

Materials—6.7%
AEP Industries, Inc. 8.250%, 4/15/19	259	273

	PAR VALUE		VALUE
Materials—(continued)
APERAM 144A 7.375%, 4/1/16(2)	$150		$147
Building Materials Corp. of America
144A 6.875%, 8/15/18(2)	74		78
144A 6.750%, 5/1/21(2)	36		38
Ferro Corp. 7.875%, 8/15/18	312		320
FMG Resources Ltd.
144A 7.000%, 11/1/15(2)	255		261
144A 6.875%, 4/1/22(2)	30		29
Fufeng Group Ltd. 144A 7.625%, 4/13/16(2)	224		196
Glatfelter (P.H.) Co. 7.125%, 5/1/16	250		257
HeidelbergCement Finance BV 8.500%, 10/31/19	250	EUR	378
Huntsman International LLC
8.625%, 3/15/20	250		281
8.625%, 3/15/21	19		22
Ineos Finance plc 144A 8.375%, 2/15/19(2)	200		212
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.750%, 3/1/19	116		120
Mirabela Nickel Ltd. 144A 8.750%, 4/15/18(2)	204		177
Olin Corp. 8.875%, 8/15/19	306		342
PolyOne Corp. 7.375%, 9/15/20	33		35
Polypore International, Inc. 7.500%, 11/15/17	33		35
Quadra FNX Mining Ltd. 144A 7.750%, 6/15/19(2)	94		107
Texas Industries, Inc. 9.250%, 8/15/20	208		201
Vulcan Materials Co. 7.500%, 6/15/21	275		306
Westlake Chemical Corp. 6.625%, 1/15/16	140		143

			3,958

Telecommunication Services—5.7%
Frontier Communications Corp.
7.125%, 3/15/19	77		78
8.500%, 4/15/20	389		411
GCI, Inc. 6.750%, 6/1/21	55		56
Hughes Satellite Systems Corp. 7.625%, 6/15/21	125		135
Intelsat Jackson Holdings SA 7.250%, 4/1/19	187		197
ITC DeltaCom, Inc. 10.500%, 4/1/16	11		12
Level 3 Financing, Inc. 144A 8.625%, 7/15/20(2)	106		112
MetroPCS Wireless, Inc.
7.875%, 9/1/18	137		145
6.625%, 11/15/20	74		74
NII Capital Corp.
8.875%, 12/15/19	335		353
7.625%, 4/1/21	36		35
Sprint Nextel Corp.

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
6.000%, 12/1/16	$150	$135
144A 9.000%, 11/15/18(2)	134	147
144A 7.000%, 3/1/20(2)	80	81
tw telecom holdings, Inc. 8.000%, 3/1/18	250	274
Virgin Media Finance plc 8.375%, 10/15/19	125	141
West Corp.
8.625%, 10/1/18	118	130
7.875%, 1/15/19	73	78
Wind Acquisition Holdings Finance SA PIK Interest Capitalization 144A 12.250%, 7/15/17(PIK 144A )(2)	333	296
Windstream Corp.
7.000%, 3/15/19	425	436
7.750%, 10/15/20	73	78

		3,404

Utilities—4.3%
AES Corp. (The)
8.000%, 10/15/17	250	283
144A 7.375%, 7/1/21(2)	33	37
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.750%, 5/20/20	139	141
7.000%, 5/20/22	42	43
AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/19	29	29
Atlantic Power Corp. 144A 9.000%, 11/15/18(2)	256	259
Calpine Corp.
144A 7.500%, 2/15/21(2)	244	262
144A 7.875%, 1/15/23(2)	76	82
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375%, 6/1/19	146	151
GenOn Energy, Inc.
9.500%, 10/15/18	70	65
9.875%, 10/15/20	248	227
Holly Energy Partners LP / Holly Energy Finance Corp. 144A 6.500%, 3/1/20(2)	224	228
NRG Energy, Inc.
7.375%, 1/15/17	185	193
7.625%, 1/15/18	60	60
8.250%, 9/1/20	171	169
7.875%, 5/15/21	61	59
PNM Resources, Inc. 9.250%, 5/15/15	98	113
Suncoke Energy, Inc. 7.625%, 8/1/19	63	65

	PAR VALUE	VALUE
Utilities—(continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/1/21	$61	$64

		2,530

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $54,200)		56,675

TOTAL LONG TERM INVESTMENTS—95.7% (Identified cost $54,200)		56,675

	SHARES	VALUE

SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Funds—1.8%
BlackRock Liquidity Funds TempFund Portfolio—Insitutional Shares (seven-day effective yield 0.110%)	1,086,957	1,087

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,087)		1,087

TOTAL INVESTMENTS—97.5% (Identified Cost $55,287)		57,762	(1)
Other assets and liabilities, net—2.5%		1,503

NET ASSETS—100.0%		$59,265

Abbreviations:

ASA	Allmennaksjeselskap a public limited company (Norway).
GmbH	Limited liability company.
PIK	Payment-in-Kind Security
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $12,077 or 20.4% of net assets.

(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(4)	Illiquid security.

Foreign Currencies:

EUR	European Currency Unit

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

At March 31, 2012, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Sell	In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
EUR 845	USD	1,118	Canadian Imperial Bank of Commerce	6/22/12	$1,127	$(9)

						$(9)

Virtus High Yield Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	87%
Canada	3
Australia	1
France	1
Germany	1
Spain	1
United Kingdom	1
Other	5

Total	100%

† % of total investments as of March 31, 2012

Virtus High Yield Income Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$56,675	$—	$56,503	$172
Equity Securities:
Short-Term Investments	1,087	1,087	—	—

Total Investments	$57,762	$1,087	$56,503	$172

Other financial instruments*
Forward Currency Contracts	$(9)	$—	$(9)	$—

*	Valued at the unrealized appreciation (depreciation) on the investment.

Virtus High Yield Income Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Bonds and Notes
Beginning Balance December 31, 2011:	$201
Accrued Discount/(Premium)(a)	2
Realized Gain (Loss) (b)	—
Change in Unrealized Appreciation (Depreciation) (b)	—
Purchases	—
(Sales) (c)	(31)
Transfers In of Level 3 (d)	—
Transfers Out of Level 3 (d)	—

Ending Balance March 31, 2012:	$172

(a)	Disclosed in the Statement of Operations under interest income.
(b)	Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.
(c)	Includes paydowns.
(d)	Transfers into or from represent the ending value as of March 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

For further information regarding valuation of level 3 fair valued securities please see the last paragraph under “Note 1A. Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 fair value measurements.

Virtus Short/Intermediate Bond Fund*

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—14.6%
U.S. Treasury Note
1.750%, 1/31/14	$300		$308
4.000%, 2/15/14	1,000		1,068
2.375%, 10/31/14	1,800		1,887
4.000%, 2/15/15	140		154
2.250%, 3/31/16	600		635
3.125%, 10/31/16	4,057		4,450
2.375%, 7/31/17	550		584
2.250%, 7/31/18	550		577
3.750%, 11/15/18	600		686
3.625%, 8/15/19	1,860		2,110
3.625%, 2/15/21	1,070		1,211

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $13,476)			13,670

U.S. GOVERNMENT AGENCY OBLIGATIONS—0.7%

FNMA 1.000%, 9/23/13	680		686

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Identified Cost $679)			686

MUNICIPAL BONDS—1.0%

Louisiana—0.2%
Local Government Environmental Facilities & Community Development Authority, EGSL, A-1, A-2 1.520%, 2/1/18	204		204

Ohio—0.8%
State of Ohio Build America Infrastructure Projects Taxable Series 2 3.000%, 6/15/15	680		714

TOTAL MUNICIPAL BONDS (Identified Cost $884)			918

MORTGAGE-BACKED SECURITIES—19.0%

Agency—5.0%
FNMA
6.000%, 5/1/16	121		131
10.500%, 12/1/16	—	(4)	—	(4)
9.000%, 10/1/25	1		1
4.000%, 11/1/31	1,704		1,809
6.000%, 4/1/40	1,386		1,528
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	117		109
GNMA

	PAR VALUE	VALUE
Agency—(continued)
7.000%, 6/15/23	$2	$2
7.000%, 7/15/23	3	4
7.000%, 9/15/23	6	7
7.000%, 9/15/23	21	24
7.000%, 1/15/24	19	22
7.000%, 9/15/24	18	21
7.000%, 7/15/25	16	18
7.000%, 7/15/25	9	11
7.000%, 7/15/25	22	26
GNMA Structured Securities
03-17, AB 4.650%, 7/16/31	242	253
11-38, AB 2.528%, 6/16/34	678	695

		4,661

Non-Agency—14.0%
Adjustable Rate Mortgage Trust 05-11, 2A42 2.866%, 2/25/36(2)	4,129	1,954
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW14, A4 5.201%, 12/11/38	935	1,051
04-T14, A4 5.200%, 1/12/41(2)	980	1,041
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	1,162	1,147
04-24CB, 1A1 6.000%, 11/25/34	842	810
Deutsche Alternative Loan Trust - A Securities, Inc. 05-3, 4A5 5.250%, 6/25/35	370	345
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	750	825
GS Mortgage Securities Corp. II 11-GC5, A4 3.707%, 8/10/44	625	649
Lehman Brothers-UBS Commercial Mortgage Trust 05-C5, A3 4.964%, 9/15/30	566	568
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	574	583
Morgan Stanley Capital I 06-T23, A2 5.918%, 8/12/41(2)	721	731
Morgan Stanley Mortgage Loan Trust 06-7, 5A2 5.962%, 6/25/36(2)	1,675	785

*	Please see Note 4 Subsequent Event Evaluations for additional information regarding this Fund.

1

Virtus Short/Intermediate Bond Fund*

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Residential Funding Mortgage Securities II, Inc. 01-HS2, A5 6.920%, 4/25/31(2)	$74	$74
Residential Funding Securities LLC 03-RM2, AII 5.000%, 5/25/18	415	426
Structured Asset Securities Corp.
03-34A, 6A 2.592%, 11/25/33(2)	958	899
05-2XS, 2A2 1.741%, 2/25/35(2)	567	403
Washington Mutual Alternative Mortgage Pass-Through Certificates 05-6, 2A7 5.500%, 8/25/35	820	734

		13,025

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $20,857)		17,686

ASSET-BACKED SECURITIES—10.9%
Ally Auto Receivables Trust 10-2, A4 2.090%, 5/15/15	1,100	1,126
AmeriCredit Automobile Receivables Trust 11-5, A3 1.550%, 7/8/16	730	737
Avis Budget Rental Car Funding/AESOP LLC 09-2A, A, 144A 5.680%, 2/20/14(3)	600	618
CarMax Auto Owner Trust 12-1, A3 0.890%, 9/15/16	900	899
Centerpoint Energy Transition Bond Co. LLC
01-1, A4 5.630%, 9/15/15	180	189
12-1, A1 0.901%, 4/15/18	890	890
Citibank Credit Card Issuance Trust
03-A10, A10 4.750%, 12/10/15	875	935
05-A2, A2 4.850%, 3/10/17	780	870
Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)	800	876
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	800	814
Honda Auto Receivables Owner Trust 10-1, A4 1.980%, 5/23/16	250	253
USAA Auto Owner Trust 09-2, A4 2.530%, 7/15/15	1,955	1,989

TOTAL ASSET-BACKED SECURITIES (Identified Cost $10,064)		10,196

CORPORATE BONDS AND NOTES—52.6%

Consumer Discretionary—6.1%
Comcast Corp. 5.150%, 3/1/20	900	1,035
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500%, 3/1/16	525	551
Hewlett-Packard Co. 1.550%, 5/30/14	1,000	1,007

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Time Warner Cable, Inc. 5.000%, 2/1/20	$1,000	$1,104
Time Warner, Inc. 3.150%, 7/15/15	720	763
Walt Disney Co. (The) 5.875%, 12/15/17	1,000	1,215

		5,675

Consumer Staples—5.3%
Anheuser-Busch InBev Worldwide, Inc. 1.500%, 7/14/14	800	812
CVS Caremark Corp. 3.250%, 5/18/15	1,000	1,060
General Mills, Inc.
1.550%, 5/16/14	570	579
3.150%, 12/15/21	330	330
Heinz (H.J.) Co. 5.350%, 7/15/13	1,220	1,294
Pepsico, Inc. 0.800%, 8/25/14	850	854

		4,929

Financials—22.2%
American Express Credit Corp. 2.750%, 9/15/15	650	674
AvalonBay Communities, Inc. 5.750%, 9/15/16	925	1,052
Bank of America Corp. 5.000%, 5/13/21	1,000	1,001
Boeing Capital Corp. 3.250%, 10/27/14	725	773
Capital One Financial Corp. 6.150%, 9/1/16	980	1,077
Caterpillar Financial Services Corp. 1.650%, 4/1/14	1,000	1,019
Citigroup, Inc. 4.450%, 1/10/17	665	696
ConocoPhillips Canada Funding Co. I 5.625%, 10/15/16	685	806
Fifth Third Bancorp 6.250%, 5/1/13	1,000	1,052
General Electric Capital Corp. 4.875%, 3/4/15	730	802
Goldman Sachs Group, Inc. (The) 3.700%, 8/1/15	1,000	1,018
HSBC Finance Corp. 4.750%, 7/15/13	465	482
International Business Machines International Group Capital LLC 5.050%, 10/22/12	800	822
John Deere Capital Corp. 2.800%, 9/18/17	1,000	1,056
JPMorgan Chase & Co. 4.500%, 1/24/22	920	957
Morgan Stanley 3.800%, 4/29/16	840	817
National City Bank 4.625%, 5/1/13	1,345	1,397
Prudential Financial, Inc.
2.750%, 1/14/13	487	494
3.000%, 5/12/16	400	413
Rabobank NV 2.125%, 10/13/15	650	654
Regions Financial Corp. 4.875%, 4/26/13	800	814
Royal Bank of Scotland plc (The) 3.950%, 9/21/15	1,000	1,011
Simon Property Group LP 4.200%, 2/1/15	800	856

*	Please see Note 4 Subsequent Event Evaluations for additional information regarding this Fund.

2

Virtus Short/Intermediate Bond Fund*

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Toyota Motor Credit Corp 2.050%, 1/12/17	$1,000	$1,015

		20,758

Health Care—3.8%
Gilead Sciences, Inc. 2.400%, 12/1/14	500	517
Merck & Co., Inc. 5.300%, 12/1/13	1,135	1,225
Unitedhealth Group, Inc. 4.875%, 2/15/13	760	788
WellPoint, Inc. 5.875%, 6/15/17	873	1,019

		3,549

Industrials—3.3%
Burlington Northern Santa Fe LLC 5.650%, 5/1/17	200	233
Texas Instruments, Inc. 0.875%, 5/15/13	800	804
Textron, Inc. 4.625%, 9/21/16	1,000	1,055
Union Pacific Corp. 4.000%, 2/1/21	880	934

		3,026

Information Technology—1.1%
Cisco Systems, Inc. 2.900%, 11/17/14	1,000	1,059

Materials—3.4%
Dow Chemical Co. (The) 2.500%, 2/15/16	525	538
E.I. Du Pont de Nemours & Co. 1.950%, 1/15/16	1,000	1,025
Republic Services, Inc. 3.800%, 5/15/18	400	429
Rio Tinto Alcan, Inc. 4.875%, 9/15/12	1,155	1,178

		3,170

Telecommunication Services—2.9%
AT&T, Inc.
2.400%, 8/15/16	300	310
5.800%, 2/15/19	500	593
Verizon Communications, Inc. 4.600%, 4/1/21	110	122
Vodafone Group plc 3.375%, 11/24/15	1,600	1,713

		2,738

Utilities—4.5%
Consolidated Edison Company of New York, Inc. 06-C 5.500%, 9/15/16	1,165	1,352
Dominion Resources, Inc. 2.250%, 9/1/15	660	683
PSEG Power LLC 4.150%, 9/15/21	870	896

	PAR VALUE/ SHARES	VALUE
Southern Co. (The) 2.375%, 9/15/15	$1,245	$1,290

		4,221

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $47,027)		49,125

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $92,987)		92,281

SHORT-TERM INVESTMENTS—0.4%

Money Market Mutual Funds—0.4%
Invesco Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 0.016%)	269,557	270
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.110%)	123,956	124

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $394)		394

TOTAL INVESTMENTS—99.2% (Identified Cost $93,381)		92,675	(1)
Other assets and liabilities, net—0.8%		708

NET ASSETS—100.0%		$93,383

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
plc	Public Limited Co.
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $1,494 or 1.6% of net assets.

(4)	Amount is less than 500.

*	Please see Note 4 Subsequent Event Evaluations for additional information regarding this Fund.

3

Virtus Short/Intermediate Bond Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$10,196	$—	$10,196
Corporate Bonds And Notes	49,125	—	49,125
Mortgage-Backed Securities	17,686	—	17,686
Municipal Bonds	918	—	918
U.S. Government Agency Obligations	686	—	686
U.S. Government Securities	13,670	—	13,670
Equity Securities:
Short-Term Investments	394	394	—

Total Investments	$92,675	$394	$92,281

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(3)—93.8%

Alabama—2.2%
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17	$4,000	$3,986
Marshall County Health Care Authority, Series A 6.250%, 1/1/22	770	779
Pell City Special Care Facilities,
4.000%, 12/1/25	500	489
5.000%, 12/1/25	1,000	1,069

		6,323

Arizona—3.5%
Arizona State University, Board of Regents Series A 0.130%, 7/1/34	5,000	5,000
City of Mesa, Series A 5.000%, 7/1/20	2,000	2,219
Salt River Project Agricultural Improvement & Power District, Series B Pre-refunded 1/1/13 @ $100. 5.000%, 1/1/35	2,000	2,071
State Health Facilities Authority Phoenix Children’s Hospital, Series B 1.040%, 2/1/42(2)	1,000	930

		10,220

California—7.0%
City of Lodi, Wastewater System Certificates of Participation Series A (NATL Insured) 5.500%, 10/1/18	1,535	1,661
Grossmont Healthcare District, 2006 Election Series B 6.000%, 7/15/34	2,000	2,307
M-S-R Energy Authority, Series C 6.500%, 11/1/39	1,655	2,050
San Diego Unified School District,
2008-C - Election 0.000%, 7/1/35	3,000	864
2008-C - Election 0.000%, 7/1/36	1,000	270
San Francisco City & County Public Utilities Commission, Series A (NATL Insured) 5.000%, 11/1/27	1,035	1,051
South Gate Utility Authority, (NATL FGIC Insured) 0.000%, 10/1/19	1,385	990
State Educational Facilities Authority, University of Southern California Series A, 5.250%, 10/1/38	2,000	2,241
State of California,
Unrefunded Balance 2007 5.000%, 10/1/23	2,630	2,634
6.000%, 11/1/35	2,750	3,149

	PAR VALUE	VALUE
California—(continued)
Sunnyvale School District, Election 2004 Series C 5.500%, 9/1/34	$2,500	$3,120

		20,337

Colorado—5.7%
Denver City & County School District No.1, Series A 5.500%, 12/1/26	1,375	1,679
Gunnison Watershed School District No. 1-J, Series 09 5.250%, 12/1/22	500	585
Public Authority For Colorado Energy,
Natural Gas Purchase Series 08 6.125%, 11/15/23	2,135	2,469
Natural Gas Purchase Series 08 6.250%, 11/15/28	2,250	2,675
State Health Facilities Authority, Catholic Health Initiatives Series D 6.250%, 10/1/33	650	772
State Public Highway Authority, E-470 Series B (NATL Insured) 0.000%, 9/1/29	665	253
University of Colorado,
Enterprise System Series A 5.625%, 6/1/22	2,650	3,274
Enterprise System 5.000%, 6/1/24	1,000	1,190
Enterprise System 5.000%, 6/1/25	2,220	2,614
Enterprise System Series A 5.375%, 6/1/38	1,000	1,126

		16,637

Connecticut—0.6%
State Health & Educational Facilities Authority, Yale University Series Y-2, 0.080%, 7/1/35(2)	1,870	1,870

District of Columbia—1.4%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail,
Series Lien - B-09 (AGC Insured) 0.000%, 10/1/36	2,000	508
Series Lien - C-09 (AGC Insured) 0.000%, 10/1/41	4,000	3,549

		4,057

Florida—3.6%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39	1,050	1,218
City of Jacksonville , (NATL Insured) 5.000%, 10/1/26	1,455	1,458
City of Miami Beach, Stomwater

1

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Florida—(continued)
Series A 5.250%, 9/1/23	$1,265	$1,461
Series A 4.750%, 9/1/41	1,000	1,029
Miami-Dade County Educational Facilities Authority, University of Miami Series A 5.250%, 4/1/18	1,000	1,124
Orange County, Series B (NATL FGIC Insured) 5.125%, 1/1/32	2,000	2,057
State Department of Transportation, Series A (AGM Insured) 5.000%, 7/1/32	2,000	2,117

		10,464

Georgia—3.9%
Athens-Clarke County Unified Government , Water and Sewer Authority 5.625%, 1/1/28	1,500	1,729
Chatham County Hospital Authority, Memorial Medical Health Center Series A 6.125%, 1/1/24	1,280	1,283
DeKalb County, Water & Sewer
Series A 5.250%, 10/1/26	2,750	3,169
Series A 5.250%, 10/1/31	1,780	1,996
Series A 5.250%, 10/1/41	2,000	2,175
Fulton County Development Authority, 5.000%, 10/1/42	1,000	1,054

		11,406

Idaho—0.5%
State Housing & Finance Association, Federal Highway Series A 4.500%, 7/15/29	1,500	1,583

Illinois—9.8%
Chicago Park District, Series A (NATL FGIC Insured) 5.000%, 1/1/31	1,775	1,904
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30	1,000	397
Metropolitan Pier & Exposition Authority, McCormick Place Series B (AGM Insured) 0.000%, 6/15/26	1,000	525
State Finance Authority,
KishHealth System Series 08 4.750%, 10/1/18	700	767
DePaul University Series C 5.625%, 10/1/20	1,000	1,097
Loyola University Series A (XLCA Insured) 5.000%, 7/1/22	1,000	1,038
University of Chicago Series A 5.250%, 7/1/22	3,000	3,186
University of Chicago Series A 5.000%, 7/1/26	1,000	1,102

	PAR VALUE	VALUE
Illinois—(continued)
Art Institute of Chicago Series A 6.000%, 3/1/38	$1,875	$2,059
Rush University Medical Center Series A 7.250%, 11/1/38	1,050	1,276
State of Illinois, 5.000%, 6/15/23	3,250	3,443
State Toll Highway Authority,
Series A-1, (AGM Insured) 5.000%, 1/1/21	3,050	3,441
Series A-1, (AGM Insured) 5.000%, 1/1/24	1,015	1,126
University of Illinois,
South Farms Project (NATL, FGIC Insured) 5.250%, 9/1/20	4,325	4,465
Auxiliary Facilities System-Series A 5.500%, 4/1/31	1,540	1,724
Auxiliary Facilities System-Series A 5.125%, 4/1/36	500	539
Auxiliary Facilities System-Series A 5.250%, 4/1/41	500	540

		28,629

Indiana—1.9%
Indiana University,
(AMBAC Insured) 5.250%, 11/15/17	1,055	1,188
Series A 5.250%, 6/1/23	1,320	1,554
Wayne Township School District, Marion County School Building Corp. (NATL-FGIC) 5.000%, 7/15/24	2,535	2,778

		5,520

Iowa—2.3%
State of Iowa,
Prison Infrastructure Funding 5.000%, 6/15/27	2,250	2,610
State Jobs Program Series A, 5.000%, 6/1/38	3,750	4,172

		6,782

Maryland—2.3%
City of Baltimore,
Convention Center Sr. Series A (XLCA Insured) 5.250%, 9/1/22	400	402
Convention Center Sr. Series A (XLCA Insured) 5.250%, 9/1/23	1,500	1,497
Wastewater Project-Series A 5.000%, 7/1/36	350	391
Wastewater Project-Series A 5.000%, 7/1/41	750	836
Wastewater Project-Series A 5.000%, 7/1/41	750	836

2

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Maryland—(continued)
State Health & Higher Educational Facilities Authority,
Anne Arundel County Health System Series A, 6.750%, 7/1/29	$2,015	$2,415
Anne Arundel County Health System 5.000%, 7/1/32	250	262

		6,639

Massachusetts—2.2%
Commonwealth School Building Authority, Sr. Series B 5.000%, 10/15/41	1,000	1,107
State Development Finance Agency, Partners HealthCare Series L 5.000%, 7/1/25	1,525	1,760
State Health & Educational Facilities Authority, Harvard University Series A 5.500%, 11/15/36	2,000	2,388
State School Building Authority, Sr. Series B 5.000%, 10/15/35	1,000	1,119

		6,374

Michigan—3.2%
City of Detroit,
Water Supply System Series A (AGM insured) 5.000%, 7/1/23	4,750	5,032
Sewer Disposal Series Lien B (AGM Insured) 7.500%, 7/1/33	1,000	1,227
State of Michigan, Highway Improvements (AGM Insured) 5.250%, 9/15/19	1,015	1,159
University of Michigan Hospital, Series A 0.170%, 12/1/37(2)	2,035	2,035

		9,453

Mississippi—0.9%
Jackson County, Pollution Control, (Chevron USA, Inc. Project) 0.110%, 4/2/12	2,500	2,500

Missouri—4.2%
Metropolitan St. Louis District Sewer, Series A 5.750%, 5/1/38	2,000	2,242
State Health & Educational Facilities Authority,
Washington University Series D 0.180%, 9/1/30(2)	2,000	2,000
St Louis University Series A-2 0.180%, 10/1/35(2)	1,000	1,000

	PAR VALUE	VALUE
Missouri—(continued)
St Louis University Series B-2 0.180%, 10/1/35(2)	$7,000	$7,000

		12,242

Nebraska—0.9%
University of Nebraska at Lincoln,
Series A 5.000%, 7/1/22	1,000	1,157
Series A 5.250%, 7/1/34	1,250	1,397

		2,554

New Jersey—1.9%
State Housing & Mortgage Finance Agency, 4.375%, 4/1/28	2,000	2,135
State Transportation Trust Fund Authority,
Series B 5.500%, 6/15/31	1,500	1,708
Series A 6.000%, 6/15/35	1,500	1,768

		5,611

New York—9.4%
City of New York Series E-1, 6.250%, 10/15/28	1,000	1,207
City of New York, Industrial Development Agency,
Queens Baseball Stadium Project (AMBAC Insured) 5.000%, 1/1/20	900	931
Queens Baseball Stadium Project (AGC Insured) 6.125%, 1/1/29	500	550
Queens Baseball Stadium Project (AMBAC Insured) 5.000%, 1/1/31	470	456
Queens Baseball Stadium Project (AGC Insured) 6.375%, 1/1/39	1,000	1,078
City of New York, Municipal Water Finance Authority,
Water & Sewer Series A-09, 5.500%, 6/15/21	500	606
Water & Sewer Series A-09, 5.500%, 6/15/22	1,000	1,202
Water & Sewer Series A-09, 5.625%, 6/15/24	1,050	1,248
Water & Sewer Series A-09, 5.750%, 6/15/40	6,590	7,636
City of New York, Transitional Finance Authority,
Sub-Series S-1A 5.000%, 7/15/25	1,000	1,158
Series B, 5.000%, 8/1/28	1,000	1,054
Sub-Series S-1A 5.250%, 7/15/37	4,000	4,453
Hudson Yards Infrastructure Corp. Series A 5.750%, 2/15/47	1,400	1,565
Metropolitan Transportation Authority,
Series A 2.000%, 11/15/12	610	616

3

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
New York—(continued)
Series 2008 - C 6.250%, 11/15/23	$3,140	$3,760

		27,520

North Carolina—0.4%
State Turnpike Authority, 5.000%, 7/1/36	1,000	1,105

North Dakota—0.5%
Barnes County North Public School District Building Authority 4.250%, 5/1/27	1,330	1,331

Ohio—1.5%
City of Columbus School District, (AGM Insured) 5.000%, 12/1/19	500	573
New Albany Community Authority 5.000%, 10/1/24	1,250	1,414
Piqua City School District
3.500%, 12/1/31	500	477
3.625%, 12/1/32	750	721
State Higher Educational Facility Commission, University Hospital Health System Series A-09 6.750%, 1/15/39	1,000	1,085

		4,270

Oklahoma—0.8%
State Turnpike Authority,
Second Sr. Series B 5.000%, 1/1/29	1,250	1,423
Second Sr. Series B 5.000%, 1/1/31	750	847

		2,270

Pennsylvania—2.6%
Chester County Health & Education Facilities Authority, Chester County Hospital Series A, 6.750%, 7/1/31	1,000	1,001
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31	2,000	2,167
Sub - series B2, 0.000%, 12/1/34	1,750	1,582
Sub - Series E, 0.000%, 12/1/38	2,000	1,753
Reading Area Water Authority, 5.250%, 12/1/36	1,000	1,071

		7,574

Puerto Rico—5.4%
Commonwealth Electric Power Authority, Series ZZ 5.250%, 7/1/22	7,000	7,833
Commonwealth Sales Tax Finance Corp.,
Pre-Refunded Sub-Series A 6.125%, 8/1/29	85	94
Unrefunded Sub-Series A 6.125%, 8/1/29	2,915	3,104

	PAR VALUE	VALUE
Puerto Rico—(continued)
First Sub-Series A 6.000%, 8/1/42	$1,185	$1,326
First Sub-Series A 6.500%, 8/1/44	3,000	3,462

		15,819

Texas—8.6%
City of Corpus Christi 5.000%, 3/1/28	3,060	3,484
City of San Antonio, (AGM Insured) 5.000%, 2/1/23	3,000	3,294
Dallas Independent School District (PSF Guaranteed) 5.250%, 2/15/30	1,850	2,065
Forney Independent School District,
Series A, (PSF Guaranteed) 5.750%, 8/15/33	750	867
Series A, (PSF Guaranteed) 6.000%, 8/15/37	2,000	2,336
Harris County Health Facilities Development Corp.,
Memorial Hermann Healthcare System Series B, 7.250%, 12/1/35	2,450	3,003
Baylor College of Medicine Series B, 0.180%, 11/15/47(2)	5,750	5,750
State Municipal Gas Acquisition & Supply Corp. I 6.250%, 12/15/26	1,580	1,879
State Municipal Gas Acquisition & Supply Corp. II Senior Lien, Series D, 0.740%, 9/15/27(2)	3,000	2,395

		25,073

Virginia—1.4%
Commonwealth Housing Development Authority 3.625%, 3/1/32	1,565	1,546
Commonwealth University Health System Authority, 4.750%, 7/1/41	500	524
Loudoun County Industrial Development Authority Howard Hughes Medical Center Series B 0.130%, 2/15/38(2)	2,000	2,000

		4,070

Wisconsin—0.7%
State Health & Educational Facilities Authority, Howard Young(Radian Insured) 5.000%, 8/15/18	1,930	1,932

Wyoming—4.5%
Lincoln County, Pollution Control, (Exxon Project) 0.140%, 8/1/15(2)	4,600	4,600

4

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Wyoming—(continued)
Sublette County, Pollution Control, (Exxon Project) 0.200%, 11/1/14(2)	$2,600	$2,600
Uinta County, Pollution Control, Chevron U.S.A., Inc. 0.170%, 8/15/20(2)	5,920	5,920

		13,120

TOTAL MUNICIPAL BONDS (Identified Cost $256,409)		273,285

TOTAL LONG TERM INVESTMENTS—93.8% (Identified cost $256,409)		273,285

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.4%

Money Market Mutual Funds—3.4%
Goldman Sachs Financial Square Tax-Free Money Market FundInstitutional Shares (seven-day effective yield 0.010%)	1,964,914	1,965
INVESCO Tax-Free Cash Reserve Portfolio (The)Institutional Shares (seven-day effective yield 0.090%)	7,910,167	7,910

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,875)		9,875

TOTAL INVESTMENTS—97.2% (Identified Cost $266,284)		283,160	(1)
Other assets and liabilities, net—2.8%		8,304

NET ASSETS—100.0%		$291,464

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Radian	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(3)

At March 31, 2012, 19% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds’ net assets.

5

Virtus Tax-Exempt Bond Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$273,285	$—	$273,285
Equity Securities:
Short-Term Investments	9,875	9,875	—

Total Investments	$283,160	$9,875	$273,285

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Insight Government Money Market Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—3.5%

U.S. Treasury Bill
0.100%, 4/19/12(3)	$15,000	$14,999
0.105%, 4/19/12(3)	10,000	10,000
U.S. Treasury Note 0.625%, 6/30/12	12,500	12,515

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $37,514)		37,514

FEDERAL AGENCY SECURITIES—56.3%

FFCB
0.210%, 4/2/12(2)(4)	11,675	11,673
0.255%, 4/2/12(2)(4)	20,000	20,003
0.320%, 4/2/12(2)(4)	6,600	6,603
0.176%, 4/3/12(2)(4)	7,150	7,143
0.186%, 4/3/12(2)(4)	13,000	12,997
0.196%, 4/3/12(2)(4)	14,000	13,989
0.232%, 4/13/12(2)(4)	14,500	14,509
0.222%, 4/16/12(2)(4)	4,305	4,306
0.272%, 4/20/12(2)(4)	20,000	20,007
0.222%, 4/24/12(2)(4)	4,250	4,253
FHLB
0.200%, 4/2/12(2)(4)	20,000	19,997
0.030%, 4/13/12(3)	20,000	20,000
0.100%, 4/18/12(3)	5,029	5,029
0.100%, 4/24/12(2)(4)	10,000	10,000
0.100%, 5/18/12(3)	10,000	9,998
0.100%, 5/18/12(3)	8,160	8,159
0.100%, 5/18/12(3)	10,000	9,999
0.105%, 5/23/12(3)	5,900	5,899
0.250%, 5/23/12(2)(4)	10,000	10,000
0.250%, 7/11/12(2)(4)	4,700	4,701
0.260%, 7/16/12(2)(4)	5,000	5,002
0.250%, 7/30/12(2)(4)	9,500	9,503
0.125%, 10/25/12(2)(4)	20,000	19,998
0.330%, 10/25/12(3)	9,800	9,801
0.350%, 11/6/12(2)(4)	11,000	11,000
0.250%, 1/3/13(2)(4)	8,000	7,999
0.300%, 4/15/13(2)(4)	9,300	9,300
FHLMC
0.270%, 4/2/12(2)(4)	15,250	15,254
0.213%, 4/3/12(2)(4)	22,400	22,400
0.105%, 4/16/12(3)	14,300	14,299
0.110%, 5/7/12(3)	10,000	9,999

	PAR VALUE	VALUE
0.110%, 5/29/12(3)	$6,650	$6,649
0.105%, 6/4/12(3)	9,000	8,998
0.075%, 6/12/12(3)	16,025	16,023
0.130%, 6/18/12(3)	9,783	9,780
0.130%, 6/26/12(3)	11,000	10,997
0.100%, 7/9/12(3)	10,000	9,997
FNMA
0.360%, 4/2/12(2)(4)	20,000	20,015
0.246%, 4/4/12(2)(4)	9,000	8,997
0.100%, 4/16/12(3)	15,000	14,999
0.272%, 4/20/12(2)(4)	9,505	9,516
0.100%, 5/9/12(3)	10,000	9,999
0.080%, 5/21/12(3)	13,246	13,245
0.110%, 5/21/12(3)	5,290	5,289
1.250%, 6/22/12(3)	5,790	5,804
0.088%, 7/11/12(3)	20,000	19,995
0.120%, 7/25/12(3)	9,000	8,997
0.140%, 7/25/12(3)	3,380	3,378
0.150%, 8/29/12(3)	10,000	9,994
0.150%, 10/1/12(3)	15,000	14,989
Overseas Private Investment Corp.
0.120%, 4/2/12 (11/15/13(5))(2)(4)	7,714	7,714
0.120%, 4/2/12 (06/28/28(5))(2)(4)	9,000	9,000
0.120%, 4/4/12 (10/20/17(5))(2)(4)	2,500	2,500
0.130%, 4/4/12 (6/15/17(5))(2)(4)	15,000	15,000

TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $595,695)		595,695

REPURCHASE AGREEMENTS—40.2%
Barclays Capital, Inc. 0.070% dated 3/30/12 due 6/18/15, repurchase price $20,000 collateralized by U.S. Treasury Note, 1.500%, 6/30/16 market value $20,400	20,000	20,000
Goldman Sachs & Co. 0.150% dated 3/30/12 due 4/2/12, repurchase price $203,003 collateralized by FHLMC, FNMA, 4.000%-5.000%, 8/1/24-2/1/42 market value $207,060	203,000	203,000
Merrill Lynch, Pierce, Fenner & Smith 0.130% dated 3/30/12 due 4/2/12, repurchase price $202,480 collateralized by FNMA, 4.000%, 12/1/40 - 2/1/41 market value $206,528	202,478	202,478

TOTAL REPURCHASE AGREEMENTS (Identified Cost $425,478)		425,478

1

Virtus Insight Government Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.0% (Identified Cost $1,058,687)	1,058,687	(1)
Other assets and liabilities, net—0.0%	66

NET ASSETS—100.0%	$1,058,753

Abbreviations:

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend

(1)	Federal Income Tax Information: At March 31, 2012, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)	Final maturity date.

2

Virtus Insight Government Money Market Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 2 Significant Observable Inputs
Debt Securities:
Federal Agency Securities	$595,695	$595,695
Repurchase Agreements	425,478	425,478
U.S. Government Securities	37,514	37,514

Total Investments	$1,058,687	$1,058,687

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

Virtus Insight Money Market Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—1.3%
U.S. Treasury Bill 0.625%, 6/30/12(3)	$7,500	$7,509

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $7,509)		7,509

COMMERCIAL PAPER—27.9%

Atlantis One Funding 0.370%, 6/6/12	10,000	9,993
Erste Abwicklungsanstalt
0.500%, 5/29/12	10,000	9,992
0.450%, 6/25/12	10,000	9,989
General Electric Capital Corp.
5.000%, 4/10/12	3,845	3,849
3.500%, 8/13/12	5,277	5,335
Liberty Street Funding LLC 0.230%, 4/17/12	15,000	14,999
Market Street Funding LLC 0.250%, 5/7/12	5,000	4,999
MetLife, Inc.
0.400%, 4/16/12	7,700	7,699
0.340%, 5/14/12	15,000	14,994
Old Line Funding LLC 0.240%, 6/4/12	10,000	9,996
Regency Markets 0.200%, 4/4/12	10,000	10,000
Solitaire Funding LLC
0.250%, 4/10/12	10,000	9,999
0.420%, 5/8/12	10,000	9,996
Svenska Handelsbanken AB 0.540%, 9/6/12	7,500	7,482
Thunder Bay Funding
0.100%, 4/2/12	10,000	10,000
0.210%, 5/1/12	10,027	10,025
Westpac Banking Corp. 0.460%, 5/3/12	10,000	9,996

TOTAL COMMERCIAL PAPER (Identified Cost $159,343)		159,343

FEDERAL AGENCY SECURITIES—3.5%

FHLB
0.330%, 10/25/12	5,000	5,001
0.350%, 11/6/12	6,000	6,000
0.250%, 1/3/13	4,000	4,000
0.300%, 4/15/13	5,000	5,000

TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $20,001)		20,001

CERTIFICATES OF DEPOSIT—13.3%

Bank of Nova Scotia 0.500%, 5/25/12	10,000	10,000
Lloyds TSB Bank plc 1.581%, 4/2/12(2)	15,200	15,200

	PAR VALUE	VALUE
Rabobank Nederland 0.350%, 5/21/12	$10,000	$10,000
Royal Bank of Canada 0.593%, 4/9/12(2)	15,000	15,001
Royal Bank of Scotland plc (The) 2.625%, 5/11/12(5)	20,000	20,050
Toronto Dominion Bank 0.542%, 5/2/12(2)	6,000	6,000

TOTAL CERTIFICATES OF DEPOSIT (Identified Cost $76,251)		76,251

VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(2)(4)—11.3%

Connecticut—2.6%
State Health & Educational Facilities Authority, Yale University Series U-2, 0.150%, 4/7/12(7/1/33(6))	15,000	15,000

		15,000

Missouri—0.8%
State Health & Educational Facilities Authority—St. Louis University Series A-2 Series A-2 0.140%, 10/1/35(10/1/35(6))	4,500	4,500

		4,500

Texas—3.0%
Harris County Health Facilities Development Corp., Baylor College of Medicine Series B, 0.200%, 4/2/12(11/15/47(6))	17,000	17,000

		17,000

Utah—0.8%
Utah State Housing Corp. / SF Mortgage Revenue 0.180%, 4/9/12(1/1/40(6))	4,500	4,500

		4,500

Wyoming—4.1%
Lincoln County, Pollution Control, Exxon Project 0.090%, 4/2/12(8/1/15(6))	5,300	5,300
Sublette County, Pollution Control, Exxon Project 0.050%, 4/2/12(11/1/14(6))	3,300	3,300
Uinta County, Pollution Control, Chevron U.S.A., Inc. Chevron U.S.A., Inc. Project Series 93 0.130%, 4/2/12(8/15/20(6))	15,000	15,000

		23,600

TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL (Identified Cost $64,600)		64,600

1

Virtus Insight Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
REPURCHASE AGREEMENTS—32.8%

Goldman Sachs & Co. 0.150% dated 3/31/12 due 4/2/12, repurchase price $80,00 collateralized by FHLMC, 4.5000, 6/1/41 market value $81,500	$80,000	$80,000
Merrill Lynch, Pierce, Fenner & Smith 0.130% dated 3/31/12 due 4/2/12, repurchase price $107,839 collateralized by FNMA, 3.500%, 3/1/42 market value $109,995	107,838	107,838

TOTAL REPURCHASE AGREEMENTS (Identified Cost $187,838)		187,838

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—9.8%

Goldman Sachs Financial Square Funds - Money Market Fund - Institutional Share (seven-day effective yield 0.190%)	28,045,391	28,045
INVESCO Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.016%)	28,049,755	28,050

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $56,095)		56,095

TOTAL INVESTMENTS—99.9% (Identified Cost $571,637)		571,637	(1)
Other assets and liabilities, net—0.1%		320

NET ASSETS—100.0%		$571,957

Abbreviations:

AB	AktieBolag. The Swedish equivalent for “Inc.”, “Corp.”, “Ltd.” etc.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: At March 31, 2012, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $20,050 or 3.5% of net assets.

(6)	Final maturity date.

2

Virtus Insight Money Market Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Certificates Of Deposit	$76,251	$—	$76,251
Commercial Paper	159,343	—	159,343
Federal Agency Securities	20,001	—	20,001
Repurchase Agreements	187,838	—	187,838
U.S. Government Securities	7,509	—	7,509
Variable Rate Demand Obligations - Municipal	64,600	—	64,600
Equity Securities:
Money Market Mutual Funds	56,095	56,095	—

Total Investments	$571,637	$56,095	$515,542

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Insight Tax-Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
COMMERCIAL PAPER - MUNICIPAL(2)(3)—13.6%

Michigan—2.3%
University of Michigan 0.110%, 4/2/12	$4,000	$4,000

Minnesota—4.1%
University of Minnesota
0.100%, 4/3/12	4,000	4,000
0.130%, 7/12/12	3,000	3,000

		7,000

North Carolina—4.3%
Board of Governors for the University of North Carolina 0.100%, 4/2/12	7,500	7,500

Virginia—2.9%
Rectors and Visitors, University of Virginia 0.130%, 5/15/12	5,000	5,000

TOTAL COMMERCIAL PAPER—MUNICIPAL (Identified Cost $23,500)		23,500

VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(2)(3)—81.0%

Alaska—3.0%
City of Valdez Exxon Pipeline Project, Series A 0.160%, 4/2/12 (12/1/33 (4))	5,200	5,200

Connecticut—6.3%
State Health & Educational Facilities Authority, Yale University
Series V-2, 0.190%, 4/2/12(7/1/36(4))	2,500	2,500
Series V-1, 0.170%, 4/2/12 (07/1/36(4))	1,100	1,100
Series U-2, 0.150%, 4/7/12(7/1/33(4))	2,200	2,200
State Housing Finance Authority, Sub-series F-2 0.180%, 4/9/12 (11/15/30 (4))	5,000	5,000

		10,800

Florida—4.9%
JEA Water & Sewer System Series B-1, 0.180%, 4/9/12 (10/1/36(4))	8,400	8,400

Illinois—4.6%
Resurrection Health Care Finance Authrity, Class B 0.200%, 4/2/12 (5/15/35(4))	7,000	7,000

	PAR VALUE	VALUE
Illinois—(continued)
State Finance Authority, Northwestern Memorial Healthcare Health Facilities Authority, Series C, 0.200%, 4/1/12 (11/15/33 (4))	$1,000	$1,000

		8,000

Indiana—2.9%
State Finance Authority, Ascension Series E-5 0.180%, 4/9/12 (11/15/33 (4))	5,000	5,000

Kansas—1.9%
Kansas State Department of Transportation 0.150%, 4/7/12 (9/15/15(4))	3,300	3,300

Massachusetts—2.9%
Commonwealth of Massachusetts Series B, 0.260%, 4/2/12 (3/1/26(4))	5,000	5,000

Mississippi—7.6%
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.170%, 4/7/12 (5/15/27(4))	9,000	9,000
Jackson County, Pollution Control, Chevron USA Inc. Project Series 93 0.200%, 4/2/12 (6/1/23(4))	4,130	4,130

		13,130

Missouri—5.8%
State Health & Educational Facilities Authority,
St. Louis University Series B-2 0.090%, 4/1/12 (10/1/35(4))	2,200	2,200
St. Louis University Series B-1, 0.200%, 4/2/12 (10/1/35(4))	3,695	3,695
Washington University Series B, 0.200%, 4/2/12 (10/1/35(4))	3,000	3,000
State Health & Educational Facilities Authority, Washington University Series A 0.220%, 4/1/12 (9/1/30(4))	1,100	1,100

		9,995

New York—10.6%
City of New York Sub-series B-2, 0.170%, 4/1/12 (8/15/20(4))	3,000	3,000
City of New York Municipal Water Finance Authority, 0.160%, 4/7/12 (6/15/24(4))	1,600	1,600

1

Virtus Insight Tax-Exempt Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
New York—(continued)
City of New York, Municipal Water Finance Authority, Municipal Water Finance Authority, Water & Sewer Sub-series B-4, 0.160%, 4/7/12 (6/15/23(4))	$4,100	$4,100
Metropolitan Transportation Authority, 0.150%, 4/4/12	5,000	5,000
State Dormitory Authority Royal Charter Properties Series A 0.150%, 4/7/12 (11/15/36 (4))	4,690	4,690

		18,390

North Carolina—4.1%
City of Raleigh, 0.290%, 4/7/12 (6/1/34(4))	4,575	4,575
State Educational Facility Finance Agency Duke University Project Series A 0.170%, 4/7/12 (6/1/274))	2,550	2,550

		7,125

Oregon—3.4%
Clackamas County Hospital Facility Authority, Legacy Health System,
Series C, 0.190%, 4/7/12 (6/1/37(4))	4,700	4,700
Series A, 0.160%, 4/7/12 (6/1/37(4))	1,100	1,100

		5,800

Tennessee—0.6%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives Series 04-C, 0.180%, 4/7/12 (5/1/39(4))	1,000	1,000

Texas—8.5%
Harris County Health Facilities Development Corp., Baylor College of Medicine Series B, 0.200%, 4/2/12 (11/15/47 (4))	7,140	7,140
State Veterans Housing Assistance Program Fund 1 (VA Guaranteed) 0.160%, 4/7/12 (12/1/16(4))	2,520	2,520
University of Texas Revenues Financing System Series B 0.110%, 4/7/12 (8/1/39(4))	4,000	4,000
University of Texas Series B 0.110%, 4/9/12 (8/01/16 (4))	1,000	1,000

		14,660

Utah—1.3%
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.200%, 4/2/12 (5/15/37(4))	2,300	2,300

	PAR VALUE	VALUE
Virginia—7.7%
Fairfax County Economic Development Authority, 0.260%, 4/7/12 (12/1/33(4))	$6,335	$6,335
Fairfax County Industrial Development Authority, Inova Health System Project, Series 10-A1, 0.310%, 4/7/12 (5/15/39(4))	5,000	5,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series A 0.130%, 4/7/12 (2/15/38(4))	2,000	2,000

		13,335

Wyoming—4.9%
Lincoln County Pollution Control Revenue Series D 0.150%, 4/1/12 (11/1/14(4))	4,000	4,000
Uinta County, Pollution Control, Chevron U.S.A., Inc. Project 0.190%, 4/2/12 (12/1/22(4))	1,500	1,500
Uinta County, Pollution Control, Chevron U.S.A., Inc. Chevron U.S.A., Inc. Project Series 93 0.130%, 8/15/20 (8/15/20(4))	3,000	3,000

		8,500

TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL (Identified Cost $139,935)		139,935

	SHARES	VALUE
MONEY MARKET MUTUAL FUNDS—5.4%

Dreyfus Tax Exempt Cash Management Fund—Institutional Shares (seven-day effective yield 0.00%)	760,050	760
Goldman Sachs Financial Square Tax-Free Money Market Fund (seven-day effective yield 0.010%)	8,506,443	8,506

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $9,266)		9,266

2

Virtus Insight Tax-Exempt Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.0% (Identified Cost $172,701)	172,701	(1)
Other assets and liabilities, net—0.0%	7

NET ASSETS—100.0%	$172,708

Footnote Legend

(1)	Federal Income Tax Information: At March 31, 2012, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

3

Virtus Insight Tax-Exempt Money Market Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Commercial Paper - Municipal	$23,500	$—	$23,500
Variable Rate Demand Obligations - Municipal	139,935	—	139,935
Equity Securities:
Money Market Mutual Funds	9,266	9,266	—

Total Investments	$172,701	$9,266	$163,435

There are no Level 3 (significant unobservable inputs) priced securities.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of ten diversified funds (each a “Fund”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Funds, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees. All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Funds. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Trustees at least quarterly.

The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4:00 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Trust’s most recent Report to Shareholders

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2012 (Unaudited) (Continued)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuations are reflected as Level 2.

The Virtus High Yield Income Fund owns the following internally fair valued securities and which are categorized as Level 3 in the hierarchy:

United Artists Theatre Circuit Inc.

Series BE-9 9.300%, 7/1/15

Series BD-1 9.300%, 7/1/15

Series 95-A 9.300%, 7/1/15

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2012 (Unaudited) (Continued)

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions

The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2012, the Funds held no illiquid and restricted securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Allocation Fund	$73,961	$10,215	$(1,328)	$8,887
Core Equity Fund	75,585	14,109	(623)	13,486
Emerging Markets Opportunities Fund	3,300,157	433,952	(11,983)	421,969
Value Equity Fund	125,903	20,719	(1,481)	19,238
High Yield Income Fund	55,287	2,962	(487)	2,475
Short/Intermediate Bond Fund	93,381	2,754	(3,460)	(706)
Tax-Exempt Bond Fund	266,284	17,869	(933)	16,876

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2012 (Unaudited) (Continued)

NOTE 4—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the series through the date these schedules of investments were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the Notes to Schedules of Investments.

During the second week of May 2012, the Virtus Short/Intermediate Bond Fund distributed securities in lieu of cash for an institutional shareholder redemption. The shareholder received an approximately pro-rata portion of the Fund’s holdings in accordance with procedures approved by the Board of Trustees. This redemption represented 36.44% of the Fund’s total net assets on the redemption date.

A Special Meeting of Shareholders (the “Meeting”) of the Virtus Short/Intermediate Bond Fund and Virtus Tax-Exempt Bond Fund was held on May 15, 2012. The shareholders of Virtus Short/Intermediate Bond Fund voted to approve a Subadvisory Agreement between Newfleet Asset Management, LLC and Virtus Investment Advisers, Inc., on behalf of that Fund, effective May 18, 2012, thereby replacing the Fund’s current subadviser. The Meeting was adjourned with respect to Virtus Tax-Exempt Bond Fund until June 12, 2012, in order to allow additional time to solicit votes from shareholders of that Fund.

On May 18, 2012, the Virtus Short/Intermediate Bond Fund changed its name to Virtus Low Duration Income Fund.

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date	May 29, 2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date	May 29, 2012

*	Print the name and title of each signing officer under his or her signature.